UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.
c/o TIAA-CREF
730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 40.1%
8,837,586	TIAA-CREF Bond Fund	$91,380,644
3,976,689	TIAA-CREF Bond Plus Fund	41,039,435
414,925	TIAA-CREF Emerging Markets Debt Fund	3,742,622
1,517,567	TIAA-CREF High-Yield Fund	13,142,130
	TOTAL FIXED INCOME	149,304,831

INFLATION-PROTECTED ASSETS - 10.0%
3,280,518	TIAA-CREF Inflation-Linked Bond Fund	37,332,294
	TOTAL INFLATION-PROTECTED ASSETS	37,332,294

INTERNATIONAL EQUITY - 13.1%
1,166,860	TIAA-CREF Emerging Markets Equity Fund	9,159,853
1,904,085	TIAA-CREF Enhanced International Equity Index Fund	11,995,736
334,994	TIAA-CREF Global Natural Resources Fund	2,123,862
1,482,444	TIAA-CREF International Equity Fund	14,275,940
1,211,786	TIAA-CREF International Opportunities Fund	11,160,551
	TOTAL INTERNATIONAL EQUITY	48,715,942

SHORT-TERM FIXED INCOME - 10.0%
27,901	TIAA-CREF Money Market Fund	27,901
3,607,670	TIAA-CREF Short-Term Bond Fund	37,195,081
	TOTAL SHORT-TERM FIXED INCOME	37,222,982

U.S. EQUITY - 26.6%
1,842,120	TIAA-CREF Enhanced Large-Cap Growth Index Fund	18,771,204
2,043,624	TIAA-CREF Enhanced Large-Cap Value Index Fund	17,391,243
1,536,120	TIAA-CREF Growth & Income Fund	16,328,960
1,383,419	TIAA-CREF Large-Cap Growth Fund	19,865,900
1,247,994	TIAA-CREF Large-Cap Value Fund	18,570,148
18,479	TIAA-CREF Mid-Cap Growth Fund	321,898
17,678	TIAA-CREF Mid-Cap Value Fund	340,300
527,144	TIAA-CREF Small-Cap Equity Fund	7,585,602
	TOTAL U.S. EQUITY	99,175,255

	TOTAL TIAA-CREF FUNDS	371,751,304
	(Cost $371,505,456)

	TOTAL INVESTMENTS - 99.8%	371,751,304
	(Cost $371,505,456)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	875,821
	NET ASSETS - 100.0%	$372,627,125

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.2%
24,041,320	TIAA-CREF Bond Fund	$248,587,248
11,224,357	TIAA-CREF Bond Plus Fund	115,835,361
1,176,371	TIAA-CREF Emerging Markets Debt Fund	10,610,867
4,268,791	TIAA-CREF High-Yield Fund	36,967,732
	TOTAL FIXED INCOME	412,001,208

INFLATION-PROTECTED ASSETS - 8.3%
7,637,800	TIAA-CREF Inflation-Linked Bond Fund	86,918,164
	TOTAL INFLATION-PROTECTED ASSETS	86,918,164

INTERNATIONAL EQUITY - 14.4%
3,569,174	TIAA-CREF Emerging Markets Equity Fund	28,018,019
5,956,987	TIAA-CREF Enhanced International Equity Index Fund	37,529,020
1,050,978	TIAA-CREF Global Natural Resources Fund	6,663,203
4,577,581	TIAA-CREF International Equity Fund	44,082,104
3,786,149	TIAA-CREF International Opportunities Fund	34,870,433
	TOTAL INTERNATIONAL EQUITY	151,162,779

SHORT-TERM FIXED INCOME - 8.3%
58,970	TIAA-CREF Money Market Fund	58,970
8,404,717	TIAA-CREF Short-Term Bond Fund	86,652,634
	TOTAL SHORT-TERM FIXED INCOME	86,711,604

U.S. EQUITY - 29.7%
5,811,869	TIAA-CREF Enhanced Large-Cap Growth Index Fund	59,222,941
6,437,168	TIAA-CREF Enhanced Large-Cap Value Index Fund	54,780,304
4,786,436	TIAA-CREF Growth & Income Fund	50,879,818
4,330,667	TIAA-CREF Large-Cap Growth Fund	62,188,379
3,916,943	TIAA-CREF Large-Cap Value Fund	58,284,112
78,361	TIAA-CREF Mid-Cap Growth Fund	1,365,049
73,416	TIAA-CREF Mid-Cap Value Fund	1,413,258
1,649,758	TIAA-CREF Small-Cap Equity Fund	23,740,024
	TOTAL U.S. EQUITY	311,873,885

	TOTAL TIAA-CREF FUNDS	1,048,667,640
	(Cost $1,001,424,193)

	TOTAL INVESTMENTS - 99.9%	1,048,667,640
	(Cost $1,001,424,193)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,337,365
	NET ASSETS - 100.0%	$1,050,005,005

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 38.2%
36,459,788	TIAA-CREF Bond Fund	$376,994,204
17,762,210	TIAA-CREF Bond Plus Fund	183,306,009
1,858,577	TIAA-CREF Emerging Markets Debt Fund	16,764,361
6,773,635	TIAA-CREF High-Yield Fund	58,659,679
	TOTAL FIXED INCOME	635,724,253

INFLATION-PROTECTED ASSETS - 6.3%
9,169,950	TIAA-CREF Inflation-Linked Bond Fund	104,354,032
	TOTAL INFLATION-PROTECTED ASSETS	104,354,032

INTERNATIONAL EQUITY - 15.9%
6,162,810	TIAA-CREF Emerging Markets Equity Fund	48,378,062
10,543,870	TIAA-CREF Enhanced International Equity Index Fund	66,426,380
1,865,286	TIAA-CREF Global Natural Resources Fund	11,825,916
7,964,135	TIAA-CREF International Equity Fund	76,694,616
6,694,398	TIAA-CREF International Opportunities Fund	61,655,401
	TOTAL INTERNATIONAL EQUITY	264,980,375

SHORT-TERM FIXED INCOME - 6.3%
143,165	TIAA-CREF Money Market Fund	143,165
10,093,746	TIAA-CREF Short-Term Bond Fund	104,066,522
	TOTAL SHORT-TERM FIXED INCOME	104,209,687

U.S. EQUITY - 33.1%
10,290,066	TIAA-CREF Enhanced Large-Cap Growth Index Fund	104,855,772
11,405,587	TIAA-CREF Enhanced Large-Cap Value Index Fund	97,061,547
8,450,034	TIAA-CREF Growth & Income Fund	89,823,857
7,627,545	TIAA-CREF Large-Cap Growth Fund	109,531,548
6,891,673	TIAA-CREF Large-Cap Value Fund	102,548,091
168,819	TIAA-CREF Mid-Cap Growth Fund	2,940,832
158,861	TIAA-CREF Mid-Cap Value Fund	3,058,066
2,904,830	TIAA-CREF Small-Cap Equity Fund	41,800,504
	TOTAL U.S. EQUITY	551,620,217

	TOTAL TIAA-CREF FUNDS	1,660,888,564
	(Cost $1,764,823,242)

	TOTAL INVESTMENTS - 99.8%	1,660,888,564
	(Cost $1,764,823,242)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	2,914,144
	NET ASSETS - 100.0%	$1,663,802,708

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 34.5%
50,976,757	TIAA-CREF Bond Fund	$527,099,665
29,552,543	TIAA-CREF Bond Plus Fund	304,982,240
3,096,057	TIAA-CREF Emerging Markets Debt Fund	27,926,436
11,249,604	TIAA-CREF High-Yield Fund	97,421,573
	TOTAL FIXED INCOME	957,429,914

INFLATION-PROTECTED ASSETS - 4.3%
10,379,004	TIAA-CREF Inflation-Linked Bond Fund	118,113,070
	TOTAL INFLATION-PROTECTED ASSETS	118,113,070

INTERNATIONAL EQUITY - 18.1%
11,504,118	TIAA-CREF Emerging Markets Equity Fund	90,307,327
20,224,513	TIAA-CREF Enhanced International Equity Index Fund	127,414,435
3,578,062	TIAA-CREF Global Natural Resources Fund	22,684,914
15,032,226	TIAA-CREF International Equity Fund	144,760,334
12,835,457	TIAA-CREF International Opportunities Fund	118,214,560
	TOTAL INTERNATIONAL EQUITY	503,381,570

SHORT-TERM FIXED INCOME - 4.2%
191,615	TIAA-CREF Money Market Fund	191,615
11,426,827	TIAA-CREF Short-Term Bond Fund	117,810,588
	TOTAL SHORT-TERM FIXED INCOME	118,002,203

U.S. EQUITY - 38.3%
19,905,709	TIAA-CREF Enhanced Large-Cap Growth Index Fund	202,839,172
22,017,446	TIAA-CREF Enhanced Large-Cap Value Index Fund	187,368,463
16,205,454	TIAA-CREF Growth & Income Fund	172,263,977
14,662,554	TIAA-CREF Large-Cap Growth Fund	210,554,273
13,274,627	TIAA-CREF Large-Cap Value Fund	197,526,452
397,847	TIAA-CREF Mid-Cap Growth Fund	6,930,491
370,953	TIAA-CREF Mid-Cap Value Fund	7,140,843
5,579,928	TIAA-CREF Small-Cap Equity Fund	80,295,159
	TOTAL U.S. EQUITY	1,064,918,830

	TOTAL TIAA-CREF FUNDS	2,761,845,587
	(Cost $2,930,850,765)

	TOTAL INVESTMENTS - 99.4%	2,761,845,587
	(Cost $2,930,850,765)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	16,723,899
	NET ASSETS - 100.0%	$2,778,569,486

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 30.5%
41,120,276	TIAA-CREF Bond Fund	$425,183,653
30,191,589	TIAA-CREF Bond Plus Fund	311,577,199
3,155,547	TIAA-CREF Emerging Markets Debt Fund	28,463,034
11,496,671	TIAA-CREF High-Yield Fund	99,561,174
	TOTAL FIXED INCOME	864,785,060

INFLATION-PROTECTED ASSETS - 2.3%
5,621,772	TIAA-CREF Inflation-Linked Bond Fund	63,975,760
	TOTAL INFLATION-PROTECTED ASSETS	63,975,760

INTERNATIONAL EQUITY - 20.5%
13,091,604	TIAA-CREF Emerging Markets Equity Fund	102,769,092
23,551,444	TIAA-CREF Enhanced International Equity Index Fund	148,374,095
4,172,860	TIAA-CREF Global Natural Resources Fund	26,455,930
17,263,449	TIAA-CREF International Equity Fund	166,247,011
14,946,185	TIAA-CREF International Opportunities Fund	137,654,367
	TOTAL INTERNATIONAL EQUITY	581,500,495

SHORT-TERM FIXED INCOME - 2.3%
187,767	TIAA-CREF Money Market Fund	187,767
6,189,217	TIAA-CREF Short-Term Bond Fund	63,810,823
	TOTAL SHORT-TERM FIXED INCOME	63,998,590

U.S. EQUITY - 44.0%
23,297,344	TIAA-CREF Enhanced Large-Cap Growth Index Fund	237,399,934
25,859,185	TIAA-CREF Enhanced Large-Cap Value Index Fund	220,061,665
18,876,818	TIAA-CREF Growth & Income Fund	200,660,579
17,094,754	TIAA-CREF Large-Cap Growth Fund	245,480,674
15,439,460	TIAA-CREF Large-Cap Value Fund	229,739,167
531,852	TIAA-CREF Mid-Cap Growth Fund	9,264,862
493,330	TIAA-CREF Mid-Cap Value Fund	9,496,605
6,496,756	TIAA-CREF Small-Cap Equity Fund	93,488,315
	TOTAL U.S. EQUITY	1,245,591,801

	TOTAL TIAA-CREF FUNDS	2,819,851,706
	(Cost $2,995,273,924)

	TOTAL INVESTMENTS - 99.6%	2,819,851,706
	(Cost $2,995,273,924)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	12,444,554
	NET ASSETS - 100.0%	$2,832,296,260

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 26.6%
31,303,178	TIAA-CREF Bond Fund	$323,674,861
26,730,931	TIAA-CREF Bond Plus Fund	275,863,213
3,028,614	TIAA-CREF Emerging Markets Debt Fund	27,318,096
11,076,592	TIAA-CREF High-Yield Fund	95,923,286
	TOTAL FIXED INCOME	722,779,456

INFLATION-PROTECTED ASSETS - 0.2%
614,002	TIAA-CREF Inflation-Linked Bond Fund	6,987,339
	TOTAL INFLATION-PROTECTED ASSETS	6,987,339

INTERNATIONAL EQUITY - 23.0%
13,881,309	TIAA-CREF Emerging Markets Equity Fund	108,968,274
25,463,471	TIAA-CREF Enhanced International Equity Index Fund	160,419,866
4,502,014	TIAA-CREF Global Natural Resources Fund	28,542,769
18,427,510	TIAA-CREF International Equity Fund	177,456,924
16,109,560	TIAA-CREF International Opportunities Fund	148,369,048
	TOTAL INTERNATIONAL EQUITY	623,756,881

SHORT-TERM FIXED INCOME - 0.3%
180,589	TIAA-CREF Money Market Fund	180,589
676,047	TIAA-CREF Short-Term Bond Fund	6,970,047
	TOTAL SHORT-TERM FIXED INCOME	7,150,636

U.S. EQUITY - 49.7%
25,223,138	TIAA-CREF Enhanced Large-Cap Growth Index Fund	257,023,774
28,073,511	TIAA-CREF Enhanced Large-Cap Value Index Fund	238,905,578
20,404,557	TIAA-CREF Growth & Income Fund	216,900,436
18,453,534	TIAA-CREF Large-Cap Growth Fund	264,992,743
16,651,912	TIAA-CREF Large-Cap Value Fund	247,780,446
639,532	TIAA-CREF Mid-Cap Growth Fund	11,140,642
577,060	TIAA-CREF Mid-Cap Value Fund	11,108,398
7,020,256	TIAA-CREF Small-Cap Equity Fund	101,021,490
	TOTAL U.S. EQUITY	1,348,873,507

	TOTAL TIAA-CREF FUNDS	2,709,547,819
	(Cost $2,872,002,806)

	TOTAL INVESTMENTS - 99.8%	2,709,547,819
	(Cost $2,872,002,806)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	6,497,650
	NET ASSETS - 100.0%	$2,716,045,469

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 19.1%
18,733,286	TIAA-CREF Bond Fund	$193,702,181
19,409,588	TIAA-CREF Bond Plus Fund	200,306,945
3,017,923	TIAA-CREF Emerging Markets Debt Fund	27,221,664
11,035,066	TIAA-CREF High-Yield Fund	95,563,671
	TOTAL FIXED INCOME	516,794,461

INTERNATIONAL EQUITY - 25.4%
15,105,824	TIAA-CREF Emerging Markets Equity Fund	118,580,720
28,108,625	TIAA-CREF Enhanced International Equity Index Fund	177,084,338
4,974,211	TIAA-CREF Global Natural Resources Fund	31,536,500
20,195,752	TIAA-CREF International Equity Fund	194,485,095
17,791,190	TIAA-CREF International Opportunities Fund	163,856,856
	TOTAL INTERNATIONAL EQUITY	685,543,509

SHORT-TERM FIXED INCOME - 0.0%
186,540	TIAA-CREF Money Market Fund	186,540
	TOTAL SHORT-TERM FIXED INCOME	186,540

U.S. EQUITY - 55.3%
27,932,372	TIAA-CREF Enhanced Large-Cap Growth Index Fund	284,630,869
31,105,005	TIAA-CREF Enhanced Large-Cap Value Index Fund	264,703,596
22,566,259	TIAA-CREF Growth & Income Fund	239,879,328
20,402,844	TIAA-CREF Large-Cap Growth Fund	292,984,840
18,407,590	TIAA-CREF Large-Cap Value Fund	273,904,936
750,056	TIAA-CREF Mid-Cap Growth Fund	13,065,981
691,257	TIAA-CREF Mid-Cap Value Fund	13,306,701
7,760,005	TIAA-CREF Small-Cap Equity Fund	111,666,474
	TOTAL U.S. EQUITY	1,494,142,725

	TOTAL TIAA-CREF FUNDS	2,696,667,235
	(Cost $2,856,420,913)

	TOTAL INVESTMENTS - 99.8%	2,696,667,235
	(Cost $2,856,420,913)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	5,144,531
	NET ASSETS - 100.0%	$2,701,811,766

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 11.1%
3,373,382	TIAA-CREF Bond Fund	$34,880,765
18,233,384	TIAA-CREF Bond Plus Fund	188,168,523
3,800,542	TIAA-CREF Emerging Markets Debt Fund	34,280,890
13,898,719	TIAA-CREF High-Yield Fund	120,362,907
	TOTAL FIXED INCOME	377,693,085

INTERNATIONAL EQUITY - 27.8%
20,640,930	TIAA-CREF Emerging Markets Equity Fund	162,031,303
38,890,190	TIAA-CREF Enhanced International Equity Index Fund	245,008,195
6,881,165	TIAA-CREF Global Natural Resources Fund	43,626,587
27,736,500	TIAA-CREF International Equity Fund	267,102,497
24,605,729	TIAA-CREF International Opportunities Fund	226,618,765
	TOTAL INTERNATIONAL EQUITY	944,387,347

SHORT-TERM FIXED INCOME - 0.0%
273,445	TIAA-CREF Money Market Fund	273,445
	TOTAL SHORT-TERM FIXED INCOME	273,445

U.S. EQUITY - 60.9%
38,724,580	TIAA-CREF Enhanced Large-Cap Growth Index Fund	394,603,467
43,168,978	TIAA-CREF Enhanced Large-Cap Value Index Fund	367,368,002
31,276,210	TIAA-CREF Growth & Income Fund	332,466,111
28,235,398	TIAA-CREF Large-Cap Growth Fund	405,460,309
25,455,547	TIAA-CREF Large-Cap Value Fund	378,778,545
1,099,214	TIAA-CREF Mid-Cap Growth Fund	19,148,302
1,013,415	TIAA-CREF Mid-Cap Value Fund	19,508,245
10,741,956	TIAA-CREF Small-Cap Equity Fund	154,576,750
	TOTAL U.S. EQUITY	2,071,909,731

	TOTAL TIAA-CREF FUNDS	3,394,263,608
	(Cost $3,587,016,329)

	TOTAL INVESTMENTS - 99.8%	3,394,263,608
	(Cost $3,587,016,329)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	5,550,009
	NET ASSETS - 100.0%	$3,399,813,617

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.0%
5,969,496	TIAA-CREF Bond Plus Fund	$61,605,195
1,557,291	TIAA-CREF Emerging Markets Debt Fund	14,046,762
5,673,900	TIAA-CREF High-Yield Fund	49,135,975
	TOTAL FIXED INCOME	124,787,932

INTERNATIONAL EQUITY - 28.4%
8,623,126	TIAA-CREF Emerging Markets Equity Fund	67,691,539
16,314,919	TIAA-CREF Enhanced International Equity Index Fund	102,783,992
2,885,974	TIAA-CREF Global Natural Resources Fund	18,297,077
11,585,997	TIAA-CREF International Equity Fund	111,573,147
10,326,499	TIAA-CREF International Opportunities Fund	95,107,052
	TOTAL INTERNATIONAL EQUITY	395,452,807

SHORT-TERM FIXED INCOME - 0.0%
81,040	TIAA-CREF Money Market Fund	81,040
	TOTAL SHORT-TERM FIXED INCOME	81,040

U.S. EQUITY - 62.3%
16,221,573	TIAA-CREF Enhanced Large-Cap Growth Index Fund	165,297,827
18,061,347	TIAA-CREF Enhanced Large-Cap Value Index Fund	153,702,062
13,077,098	TIAA-CREF Growth & Income Fund	139,009,547
11,792,200	TIAA-CREF Large-Cap Growth Fund	169,335,985
10,644,663	TIAA-CREF Large-Cap Value Fund	158,392,584
466,742	TIAA-CREF Mid-Cap Growth Fund	8,130,641
427,837	TIAA-CREF Mid-Cap Value Fund	8,235,870
4,491,310	TIAA-CREF Small-Cap Equity Fund	64,629,951
	TOTAL U.S. EQUITY	866,734,467

	TOTAL TIAA-CREF FUNDS	1,387,056,246
	(Cost $1,455,831,323)

	TOTAL INVESTMENTS - 99.7%	1,387,056,246
	(Cost $1,455,831,323)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	4,005,238
	NET ASSETS - 100.0%	$1,391,061,484

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 7.7%
2,560,635	TIAA-CREF Bond Plus Fund	$26,425,757
933,067	TIAA-CREF Emerging Markets Debt Fund	8,416,267
3,388,669	TIAA-CREF High-Yield Fund	29,345,874
	TOTAL FIXED INCOME	64,187,898

INTERNATIONAL EQUITY - 28.8%
5,219,021	TIAA-CREF Emerging Markets Equity Fund	40,969,311
9,895,512	TIAA-CREF Enhanced International Equity Index Fund	62,341,725
1,750,286	TIAA-CREF Global Natural Resources Fund	11,096,815
7,015,019	TIAA-CREF International Equity Fund	67,554,634
6,263,789	TIAA-CREF International Opportunities Fund	57,689,498
	TOTAL INTERNATIONAL EQUITY	239,651,983

SHORT-TERM FIXED INCOME - 0.0%
41,899	TIAA-CREF Money Market Fund	41,899
	TOTAL SHORT-TERM FIXED INCOME	41,899

U.S. EQUITY - 63.2%
9,847,022	TIAA-CREF Enhanced Large-Cap Growth Index Fund	100,341,156
10,957,079	TIAA-CREF Enhanced Large-Cap Value Index Fund	93,244,745
7,937,846	TIAA-CREF Growth & Income Fund	84,379,308
7,145,162	TIAA-CREF Large-Cap Growth Fund	102,604,529
6,450,901	TIAA-CREF Large-Cap Value Fund	95,989,407
285,557	TIAA-CREF Mid-Cap Growth Fund	4,974,395
260,624	TIAA-CREF Mid-Cap Value Fund	5,017,017
2,724,623	TIAA-CREF Small-Cap Equity Fund	39,207,328
	TOTAL U.S. EQUITY	525,757,885

	TOTAL TIAA-CREF FUNDS	829,639,665
	(Cost $877,864,965)

	TOTAL INVESTMENTS - 99.7%	829,639,665
	(Cost $877,864,965)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,710,395
	NET ASSETS - 100.0%	$832,350,060

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 6.5%
311,498	TIAA-CREF Bond Plus Fund	$3,214,662
184,629	TIAA-CREF Emerging Markets Debt Fund	1,665,354
670,378	TIAA-CREF High-Yield Fund	5,805,476
	TOTAL FIXED INCOME	10,685,492

INTERNATIONAL EQUITY - 29.2%
1,050,613	TIAA-CREF Emerging Markets Equity Fund	8,247,309
1,995,628	TIAA-CREF Enhanced International Equity Index Fund	12,572,455
352,900	TIAA-CREF Global Natural Resources Fund	2,237,388
1,412,194	TIAA-CREF International Equity Fund	13,599,430
1,263,120	TIAA-CREF International Opportunities Fund	11,633,333
	TOTAL INTERNATIONAL EQUITY	48,289,915

SHORT-TERM FIXED INCOME - 0.0%
6,594	TIAA-CREF Money Market Fund	6,594
	TOTAL SHORT-TERM FIXED INCOME	6,594

U.S. EQUITY - 64.0%
1,981,558	TIAA-CREF Enhanced Large-Cap Growth Index Fund	20,192,074
2,204,502	TIAA-CREF Enhanced Large-Cap Value Index Fund	18,760,312
1,597,064	TIAA-CREF Growth & Income Fund	16,976,793
1,436,456	TIAA-CREF Large-Cap Growth Fund	20,627,502
1,297,408	TIAA-CREF Large-Cap Value Fund	19,305,426
57,818	TIAA-CREF Mid-Cap Growth Fund	1,007,183
52,750	TIAA-CREF Mid-Cap Value Fund	1,015,435
547,978	TIAA-CREF Small-Cap Equity Fund	7,885,398
	TOTAL U.S. EQUITY	105,770,123

	TOTAL TIAA-CREF FUNDS	164,752,124
	(Cost $180,703,625)

	TOTAL INVESTMENTS - 99.7%	164,752,124
	(Cost $180,703,625)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	486,309
	NET ASSETS - 100.0%	$165,238,433

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 5.2%
6,836	TIAA-CREF Bond Plus Fund	$70,548
11,791	TIAA-CREF Emerging Markets Debt Fund	106,354
43,068	TIAA-CREF High-Yield Fund	372,966
	TOTAL FIXED INCOME	549,868

INTERNATIONAL EQUITY - 29.6%
67,581	TIAA-CREF Emerging Markets Equity Fund	530,512
128,524	TIAA-CREF Enhanced International Equity Index Fund	809,698
22,740	TIAA-CREF Global Natural Resources Fund	144,174
91,039	TIAA-CREF International Equity Fund	876,709
81,392	TIAA-CREF International Opportunities Fund	749,621
	TOTAL INTERNATIONAL EQUITY	3,110,714

SHORT-TERM FIXED INCOME - 0.0%
100	TIAA-CREF Money Market Fund	100
	TOTAL SHORT-TERM FIXED INCOME	100

U.S. EQUITY - 65.2%
128,507	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,309,490
142,961	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,216,599
103,571	TIAA-CREF Growth & Income Fund	1,100,961
93,151	TIAA-CREF Large-Cap Growth Fund	1,337,648
84,016	TIAA-CREF Large-Cap Value Fund	1,250,152
3,766	TIAA-CREF Mid-Cap Growth Fund	65,597
3,435	TIAA-CREF Mid-Cap Value Fund	66,126
35,529	TIAA-CREF Small-Cap Equity Fund	511,266
	TOTAL U.S. EQUITY	6,857,839

	TOTAL TIAA-CREF FUNDS	10,518,521
	(Cost $12,194,338)

	TOTAL INVESTMENTS - 100.0%	10,518,521
	(Cost $12,194,338)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	4,420
	NET ASSETS - 100.0%	$10,522,941

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds' investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Funds expect to adopt the ASU for the May 31, 2016 annual report. Management is currently evaluating the impact of the ASU’s adoption on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 29, 2016, there were no transfers between levels by the Funds.

As of February 29, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 29, 2016
Lifecycle Retirement Income
TIAA-CREF Bond	$92,158,556	$14,107,403	$12,878,699	$907,745	$1,915,286	$91,380,644
TIAA-CREF Bond Plus	40,601,702	6,087,194	4,223,677	373,765	943,432	41,039,435
TIAA-CREF Emerging Markets Debt	3,659,464	1,003,344	591,972	(49,131)	146,838	3,742,622
TIAA-CREF Emerging Markets Equity	9,320,689	3,071,342	586,664	(112,983)	92,067	9,159,853
TIAA-CREF Enhanced International Equity Index	11,790,552	3,363,342	647,276	(63,231)	364,214	11,995,736
TIAA-CREF Enhanced Large-Cap Growth Index	19,001,844	4,561,123	2,026,291	1,758,709	205,186	18,771,204
TIAA-CREF Enhanced Large-Cap Value Index	17,617,079	4,580,015	1,270,687	1,069,975	413,908	17,391,243
TIAA-CREF Global Natural Resources	2,225,445	861,683	351,966	(89,366)	52,563	2,123,862
TIAA-CREF Growth & Income	16,574,010	4,094,285	1,565,495	1,092,052	141,432	16,328,960
TIAA-CREF High-Yield	11,094,473	4,695,902	1,058,398	(90,295)	508,634	13,142,130
TIAA-CREF Inflation-Linked Bond	36,914,332	5,262,089	4,556,800	(150,743)	125,274	37,332,294
TIAA-CREF International Equity	14,018,827	4,876,114	1,677,132	(99,230)	182,811	14,275,940
TIAA-CREF International Opportunities	11,107,686	3,222,755	867,672	(44,653)	139,535	11,160,551
TIAA-CREF Large-Cap Growth	20,185,979	4,971,782	3,192,794	877,890	72,675	19,865,900
TIAA-CREF Large-Cap Value	18,692,241	5,749,037	1,935,748	869,421	265,411	18,570,148
TIAA-CREF Mid-Cap Growth	405,229	205,712	208,484	61,829	677	321,898
TIAA-CREF Mid-Cap Value	277,711	374,228	226,956	9,999	4,873	340,300
TIAA-CREF Money Market	27,890	11	—	—	17	27,901
TIAA-CREF Short-Term Bond	37,078,757	5,281,586	4,910,445	(16,219)	467,845	37,195,081
TIAA-CREF Small-Cap Equity	8,099,674	2,359,380	1,085,850	503,130	60,632	7,585,602
	$370,852,140	$78,728,327	$43,863,006	$6,808,664	$6,103,310	$371,751,304
14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 29, 2016
Lifecycle 2010 Fund
TIAA-CREF Bond	$265,262,445	$29,015,112	$40,078,368	$2,527,547	$5,296,250	$248,587,248
TIAA-CREF Bond Plus	121,332,218	13,381,137	14,765,019	1,132,261	2,712,653	115,835,361
TIAA-CREF Emerging Markets Debt	10,968,801	1,519,803	923,967	(82,253)	420,758	10,610,867
TIAA-CREF Emerging Markets Equity	30,865,194	7,525,256	2,015,433	(485,764)	283,932	28,018,019
TIAA-CREF Enhanced International Equity Index	40,021,293	7,311,408	1,773,870	(98,703)	1,146,264	37,529,020
TIAA-CREF Enhanced Large-Cap Growth Index	64,630,985	12,757,148	9,385,456	5,919,044	651,721	59,222,941
TIAA-CREF Enhanced Large-Cap Value Index	60,200,504	11,601,380	5,665,473	3,516,747	1,313,264	54,780,304
TIAA-CREF Global Natural Resources	7,537,604	2,226,901	1,117,831	(427,371)	164,560	6,663,203
TIAA-CREF Growth & Income	56,149,311	9,610,008	6,012,757	3,804,958	457,838	50,879,818
TIAA-CREF High-Yield	33,144,838	10,115,193	1,707,331	(155,774)	1,457,885	36,967,732
TIAA-CREF Inflation-Linked Bond	89,135,764	10,587,765	12,115,758	(374,846)	289,470	86,918,164
TIAA-CREF International Equity	46,438,137	12,338,289	5,355,499	(294,949)	568,253	44,082,104
TIAA-CREF International Opportunities	37,474,392	7,938,935	3,119,440	(123,861)	440,697	34,870,433
TIAA-CREF Large-Cap Growth	68,366,735	13,052,344	12,665,470	2,502,103	228,414	62,188,379
TIAA-CREF Large-Cap Value	62,571,976	15,929,386	7,656,416	3,199,445	836,401	58,284,112
TIAA-CREF Mid-Cap Growth	1,756,423	756,636	803,437	203,230	2,798	1,365,049
TIAA-CREF Mid-Cap Value	1,364,554	640,405	228,630	106,673	20,806	1,413,258
TIAA-CREF Money Market	58,956	14	—	—	36	58,970
TIAA-CREF Short-Term Bond	88,009,424	11,392,429	12,154,649	(87,544)	1,089,906	86,652,634
TIAA-CREF Small-Cap Equity	27,129,424	6,864,786	4,583,077	1,774,631	190,654	23,740,024
	$1,112,418,978	$184,564,335	$142,127,881	$22,555,574	$17,572,560	$1,048,667,640
Lifecycle 2015 Fund
TIAA-CREF Bond	$412,338,205	$38,519,133	$65,176,331	$4,567,079	$8,127,250	$376,994,204
TIAA-CREF Bond Plus	196,311,153	19,855,368	26,236,663	2,367,522	4,343,662	183,306,009
TIAA-CREF Emerging Markets Debt	17,749,195	2,556,545	2,002,506	(9,571)	672,536	16,764,361
TIAA-CREF Emerging Markets Equity	54,389,698	11,433,152	2,804,046	94,013	494,446	48,378,062
TIAA-CREF Enhanced International Equity Index	71,975,909	11,778,955	2,949,061	145,372	2,041,109	66,426,380
TIAA-CREF Enhanced Large-Cap Growth Index	116,980,270	20,329,125	16,602,450	14,199,055	1,167,843	104,855,772
TIAA-CREF Enhanced Large-Cap Value Index	109,110,135	19,428,174	11,045,978	9,162,991	2,356,462	97,061,547
TIAA-CREF Global Natural Resources	13,605,586	3,729,671	1,941,394	56,550	296,584	11,825,916
TIAA-CREF Growth & Income	101,441,617	15,492,359	11,391,067	9,949,430	814,601	89,823,857
TIAA-CREF High-Yield	53,575,625	16,218,594	3,785,255	(15,458)	2,334,105	58,659,679
TIAA-CREF Inflation-Linked Bond	108,221,736	11,688,481	14,694,963	205,445	349,677	104,354,032
TIAA-CREF International Equity	82,109,139	20,085,123	9,073,176	1,096,232	996,972	76,694,616
TIAA-CREF International Opportunities	67,597,194	12,686,696	5,437,970	154,382	787,518	61,655,401
TIAA-CREF Large-Cap Growth	122,117,644	20,475,524	21,253,747	11,555,831	407,100	109,531,548
TIAA-CREF Large-Cap Value	112,856,441	25,679,153	13,382,820	9,360,434	1,485,696	102,548,091
TIAA-CREF Mid-Cap Growth	3,770,884	1,160,127	1,239,979	262,233	6,163	2,940,832
TIAA-CREF Mid-Cap Value	2,996,481	1,430,207	582,675	384,608	44,574	3,058,066
TIAA-CREF Money Market	143,145	21	—	—	88	143,165
TIAA-CREF Short-Term Bond	106,486,716	13,299,250	14,999,282	70,557	1,314,818	104,066,522
TIAA-CREF Small-Cap Equity	48,906,733	10,548,946	7,519,924	4,625,413	340,283	41,800,504
	$1,802,683,506	$276,394,604	$232,119,287	$68,232,118	$28,381,487	$1,660,888,564
15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 29, 2016
Lifecycle 2020 Fund
TIAA-CREF Bond	$534,722,578	$80,319,171	$76,330,607	$6,429,336	$11,006,330	$527,099,665
TIAA-CREF Bond Plus	308,519,103	44,489,796	37,284,537	3,961,591	7,060,585	304,982,240
TIAA-CREF Emerging Markets Debt	27,964,271	5,728,518	3,276,517	(1,967)	1,095,602	27,926,436
TIAA-CREF Emerging Markets Equity	95,740,526	24,354,507	3,112,474	118,133	917,076	90,307,327
TIAA-CREF Enhanced International Equity Index	130,432,937	28,158,379	4,019,428	310,330	3,887,911	127,414,435
TIAA-CREF Enhanced Large-Cap Growth Index	213,812,288	38,703,741	19,336,238	24,860,127	2,237,380	202,839,172
TIAA-CREF Enhanced Large-Cap Value Index	199,396,180	38,250,487	11,314,046	15,348,761	4,519,430	187,368,463
TIAA-CREF Global Natural Resources	25,454,093	6,818,325	2,890,373	68,143	560,662	22,684,914
TIAA-CREF Growth & Income	183,959,289	31,922,382	13,638,873	16,583,087	1,528,834	172,263,977
TIAA-CREF High-Yield	85,087,339	29,030,673	4,711,983	3,020	3,802,500	97,421,573
TIAA-CREF Inflation-Linked Bond	113,129,291	18,692,922	12,870,065	218,115	390,609	118,113,070
TIAA-CREF International Equity	147,976,574	39,761,808	12,354,838	2,327,618	1,871,693	144,760,334
TIAA-CREF International Opportunities	123,699,326	25,174,894	5,656,787	156,880	1,499,336	118,214,560
TIAA-CREF Large-Cap Growth	221,990,838	38,154,718	26,873,958	18,149,800	777,507	210,554,273
TIAA-CREF Large-Cap Value	205,909,168	49,260,876	14,946,489	15,610,804	2,845,776	197,526,452
TIAA-CREF Mid-Cap Growth	8,230,434	2,072,932	1,602,709	647,089	14,586	6,930,491
TIAA-CREF Mid-Cap Value	6,863,750	2,703,404	590,021	750,411	104,574	7,140,843
TIAA-CREF Money Market	191,587	28	—	—	118	191,615
TIAA-CREF Short-Term Bond	110,821,427	20,941,330	13,177,806	129,124	1,435,758	117,810,588
TIAA-CREF Small-Cap Equity	89,175,577	20,130,145	9,734,357	8,275,277	648,321	80,295,159
	$2,833,076,576	$544,669,036	$273,722,106	$113,945,679	$46,204,588	$2,761,845,587
Lifecycle 2025 Fund
TIAA-CREF Bond	$402,203,093	$72,610,324	$40,953,232	$5,123,399	$8,393,978	$425,183,653
TIAA-CREF Bond Plus	311,426,146	46,075,726	34,961,390	4,324,637	7,207,187	311,577,199
TIAA-CREF Emerging Markets Debt	28,399,394	6,423,166	3,824,442	4,707	1,119,261	28,463,034
TIAA-CREF Emerging Markets Equity	107,865,171	26,726,123	1,464,679	79,163	1,047,258	102,769,092
TIAA-CREF Enhanced International Equity Index	150,219,236	32,255,471	2,408,855	217,633	4,545,830	148,374,095
TIAA-CREF Enhanced Large-Cap Growth Index	248,030,325	44,055,705	19,025,935	28,274,528	2,625,201	237,399,934
TIAA-CREF Enhanced Large-Cap Value Index	230,896,463	44,608,995	9,811,821	17,077,114	5,306,984	220,061,665
TIAA-CREF Global Natural Resources	28,877,061	8,125,102	2,800,201	97,455	660,499	26,455,930
TIAA-CREF Growth & Income	211,947,764	35,803,218	12,132,483	18,250,576	1,777,014	200,660,579
TIAA-CREF High-Yield	114,698,447	25,402,835	24,577,669	(1,043,059)	4,943,663	99,561,174
TIAA-CREF Inflation-Linked Bond	56,961,365	13,365,044	5,959,646	33,652	207,898	63,975,760
TIAA-CREF International Equity	168,613,876	43,071,086	10,320,608	2,009,144	2,153,382	166,247,011
TIAA-CREF International Opportunities	142,448,000	28,155,391	3,822,735	58,700	1,751,269	137,654,367
TIAA-CREF Large-Cap Growth	256,483,664	42,283,588	26,730,534	20,034,138	908,742	245,480,674
TIAA-CREF Large-Cap Value	238,407,070	54,751,597	13,676,212	17,234,146	3,317,883	229,739,167
TIAA-CREF Mid-Cap Growth	10,620,443	2,391,891	1,384,242	837,615	19,514	9,264,862
TIAA-CREF Mid-Cap Value	9,086,194	3,229,615	394,174	944,141	139,561	9,496,605
TIAA-CREF Money Market	187,740	27	—	—	116	187,767
TIAA-CREF Short-Term Bond	55,262,883	14,694,150	5,747,517	7,186	750,502	63,810,823
TIAA-CREF Small-Cap Equity	103,028,644	22,501,386	9,489,185	9,553,889	757,933	93,488,315
	$2,875,662,979	$566,530,440	$229,485,560	$123,118,764	$47,633,675	$2,819,851,706
16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 29, 2016
Lifecycle 2030 Fund
TIAA-CREF Bond	$278,803,848	$80,588,998	$29,808,401	$3,552,531	$5,889,401	$323,674,861
TIAA-CREF Bond Plus	273,315,980	46,798,482	34,547,465	3,774,379	6,371,981	275,863,213
TIAA-CREF Emerging Markets Debt	27,505,981	6,041,293	3,752,654	(22,459)	1,084,674	27,318,096
TIAA-CREF Emerging Markets Equity	115,938,476	27,267,543	1,758,234	54,980	1,121,250	108,968,274
TIAA-CREF Enhanced International Equity Index	163,369,243	33,378,341	1,707,798	157,963	4,962,188	160,419,866
TIAA-CREF Enhanced Large-Cap Growth Index	271,097,633	45,248,110	20,031,009	30,795,786	2,871,341	257,023,774
TIAA-CREF Enhanced Large-Cap Value Index	252,154,045	45,688,836	8,897,480	18,090,245	5,803,437	238,905,578
TIAA-CREF Global Natural Resources	31,105,884	8,703,956	2,815,042	79,877	718,151	28,542,769
TIAA-CREF Growth & Income	230,578,349	36,495,824	11,786,658	19,368,673	1,933,686	216,900,436
TIAA-CREF High-Yield	138,933,852	31,951,384	55,709,346	(4,747,144)	5,862,292	95,923,286
TIAA-CREF Inflation-Linked Bond	—	7,138,013	203,699	689	15,535	6,987,339
TIAA-CREF International Equity	181,710,483	41,054,609	7,455,409	1,601,661	2,319,099	177,456,924
TIAA-CREF International Opportunities	154,910,155	28,479,293	3,235,674	5,762	1,907,234	148,369,048
TIAA-CREF Large-Cap Growth	280,417,488	42,293,796	28,582,049	22,283,984	988,708	264,992,743
TIAA-CREF Large-Cap Value	258,982,398	53,716,061	10,633,368	17,812,086	3,616,241	247,780,446
TIAA-CREF Mid-Cap Growth	12,389,998	2,851,882	1,294,383	1,050,032	23,336	11,140,642
TIAA-CREF Mid-Cap Value	10,872,601	3,447,527	279,722	1,110,322	167,174	11,108,398
TIAA-CREF Money Market	180,563	26	—	—	111	180,589
TIAA-CREF Short-Term Bond	—	7,229,870	248,116	481	35,873	6,970,047
TIAA-CREF Small-Cap Equity	112,296,960	21,799,021	8,485,185	10,377,780	825,883	101,021,490
	$2,794,563,937	$570,172,865	$231,231,692	$125,347,628	$46,517,595	$2,709,547,819
Lifecycle 2035 Fund
TIAA-CREF Bond	$165,275,071	$51,517,631	$19,523,270	$2,248,133	$3,566,849	$193,702,181
TIAA-CREF Bond Plus	165,549,162	54,659,539	13,983,436	2,383,554	3,999,326	200,306,945
TIAA-CREF Emerging Markets Debt	27,718,476	6,172,693	4,172,956	(39,307)	1,084,717	27,221,664
TIAA-CREF Emerging Markets Equity	127,684,152	28,509,092	2,006,521	(831)	1,225,513	118,580,720
TIAA-CREF Enhanced International Equity Index	181,937,422	37,046,991	3,502,593	256,015	5,501,142	177,084,338
TIAA-CREF Enhanced Large-Cap Growth Index	302,614,535	48,697,238	22,839,991	34,521,722	3,192,476	284,630,869
TIAA-CREF Enhanced Large-Cap Value Index	281,487,942	48,468,805	9,522,929	20,191,677	6,448,002	264,703,596
TIAA-CREF Global Natural Resources	34,652,178	9,009,719	2,705,438	62,083	799,893	31,536,500
TIAA-CREF Growth & Income	256,640,974	38,515,516	12,720,319	21,475,490	2,143,865	239,879,328
TIAA-CREF High-Yield	139,912,465	36,800,747	61,681,627	(5,107,638)	5,904,757	95,563,671
TIAA-CREF International Equity	201,084,905	43,446,860	8,349,430	1,725,771	2,553,213	194,485,095
TIAA-CREF International Opportunities	172,493,361	30,006,293	3,340,044	85,248	2,117,821	163,856,856
TIAA-CREF Large-Cap Growth	312,385,193	43,124,078	30,112,577	23,984,261	1,098,800	292,984,840
TIAA-CREF Large-Cap Value	289,145,928	56,751,912	11,459,032	19,700,509	4,018,463	273,904,936
TIAA-CREF Mid-Cap Growth	14,788,989	3,047,184	1,425,285	1,259,959	27,852	13,065,981
TIAA-CREF Mid-Cap Value	13,054,738	3,982,621	262,271	1,263,382	198,427	13,306,701
TIAA-CREF Money Market	186,513	27	—	—	115	186,540
TIAA-CREF Small-Cap Equity	126,219,741	21,924,114	9,199,626	11,686,341	916,574	111,666,474
	$2,812,831,745	$561,681,060	$216,807,345	$135,696,369	$44,797,805	$2,696,667,235
17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 29, 2016
Lifecycle 2040 Fund
TIAA-CREF Bond	$—	$35,715,064	$700,260	$264,663	$276,255	$34,880,765
TIAA-CREF Bond Plus	144,516,234	76,252,219	27,684,727	1,644,386	3,411,050	188,168,523
TIAA-CREF Emerging Markets Debt	35,604,055	9,366,110	7,493,205	(93,720)	1,387,642	34,280,890
TIAA-CREF Emerging Markets Equity	179,224,473	36,673,382	4,365,165	(51,119)	1,694,991	162,031,303
TIAA-CREF Enhanced International Equity Index	256,907,123	46,820,935	4,795,153	455,763	7,717,959	245,008,195
TIAA-CREF Enhanced Large-Cap Growth Index	427,634,756	61,128,049	32,353,663	49,219,338	4,485,668	394,603,467
TIAA-CREF Enhanced Large-Cap Value Index	398,086,271	58,727,928	10,900,987	27,839,820	9,069,595	367,368,002
TIAA-CREF Global Natural Resources	48,881,827	11,926,651	3,833,695	(26,036)	1,119,308	43,626,587
TIAA-CREF Growth & Income	361,934,494	49,160,449	19,065,186	30,570,497	3,010,984	332,466,111
TIAA-CREF High-Yield	180,489,214	47,482,451	82,759,037	(6,758,963)	7,545,775	120,362,907
TIAA-CREF International Equity	282,662,286	52,065,034	9,481,043	1,907,889	3,549,425	267,102,497
TIAA-CREF International Opportunities	243,268,242	38,400,485	5,568,177	59,413	2,961,696	226,618,765
TIAA-CREF Large-Cap Growth	440,553,498	47,341,869	36,942,969	31,453,748	1,540,496	405,460,309
TIAA-CREF Large-Cap Value	407,131,367	70,881,496	14,071,581	26,944,738	5,620,202	378,778,545
TIAA-CREF Mid-Cap Growth	22,154,064	4,227,793	2,273,571	1,933,555	41,174	19,148,302
TIAA-CREF Mid-Cap Value	19,313,666	6,142,842	785,451	1,972,950	293,087	19,508,245
TIAA-CREF Money Market	273,442	3	—	—	169	273,445
TIAA-CREF Small-Cap Equity	178,242,496	28,023,059	13,419,475	16,865,373	1,285,983	154,576,750
	$3,626,877,508	$680,335,819	$276,493,345	$184,202,295	$55,011,459	$3,394,263,608
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$54,014,492	$18,437,980	$8,933,192	$484,702	$1,281,412	$61,605,195
TIAA-CREF Emerging Markets Debt	13,174,386	4,380,942	2,281,958	(214,148)	539,148	14,046,762
TIAA-CREF Emerging Markets Equity	66,975,719	22,003,190	2,145,208	(522,821)	676,378	67,691,539
TIAA-CREF Enhanced International Equity Index	96,243,829	29,681,724	1,847,540	(300,096)	3,082,890	102,783,992
TIAA-CREF Enhanced Large-Cap Growth Index	158,868,063	40,594,864	9,476,959	14,788,254	1,794,047	165,297,827
TIAA-CREF Enhanced Large-Cap Value Index	147,665,030	41,087,962	3,959,990	9,207,530	3,628,645	153,702,062
TIAA-CREF Global Natural Resources	18,066,490	7,219,673	1,832,904	(919,373)	448,015	18,297,077
TIAA-CREF Growth & Income	134,351,959	31,646,119	3,275,878	9,142,963	1,167,687	139,009,547
TIAA-CREF High-Yield	67,077,366	23,277,547	31,533,922	(4,954,158)	2,938,711	49,135,975
TIAA-CREF International Equity	105,277,576	31,983,413	2,916,262	(295,012)	1,418,371	111,573,147
TIAA-CREF International Opportunities	89,784,779	26,777,844	1,872,346	(126,832)	1,183,431	95,107,052
TIAA-CREF Large-Cap Growth	163,397,760	34,587,403	10,369,312	5,671,677	615,387	169,335,985
TIAA-CREF Large-Cap Value	151,278,305	46,191,068	5,696,867	8,070,887	2,247,330	158,392,584
TIAA-CREF Mid-Cap Growth	8,323,026	2,672,380	898,941	559,503	16,432	8,130,641
TIAA-CREF Mid-Cap Value	7,162,694	3,322,496	210,211	680,499	117,561	8,235,870
TIAA-CREF Money Market	81,020	20	—	—	50	81,040
TIAA-CREF Small-Cap Equity	66,164,818	16,668,124	2,870,471	4,351,892	514,070	64,629,951
	$1,347,907,312	$380,532,749	$90,121,961	$45,625,467	$21,669,565	$1,387,056,246
18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 29, 2016
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$31,694,189	$10,183,474	$14,295,156	$(56,730)	$730,605	$26,425,757
TIAA-CREF Emerging Markets Debt	7,686,306	2,880,959	1,432,448	(137,638)	317,750	8,416,267
TIAA-CREF Emerging Markets Equity	39,174,542	14,448,377	1,383,223	(315,886)	400,500	40,969,311
TIAA-CREF Enhanced International Equity Index	56,554,031	19,444,517	1,061,273	(154,597)	1,825,899	62,341,725
TIAA-CREF Enhanced Large-Cap Growth Index	92,777,333	27,814,079	5,670,956	8,803,649	1,062,942	100,341,156
TIAA-CREF Enhanced Large-Cap Value Index	86,194,279	28,191,982	2,779,931	5,437,665	2,148,466	93,244,745
TIAA-CREF Global Natural Resources	10,529,338	4,351,963	772,426	(383,455)	265,035	11,096,815
TIAA-CREF Growth & Income	78,423,220	22,071,038	2,040,050	5,419,810	688,316	84,379,308
TIAA-CREF High-Yield	39,193,456	13,902,216	18,032,410	(2,865,657)	1,733,944	29,345,874
TIAA-CREF International Equity	61,676,912	21,438,310	2,131,909	(168,497)	839,477	67,554,634
TIAA-CREF International Opportunities	52,322,322	18,173,268	1,229,764	(100,037)	700,438	57,689,498
TIAA-CREF Large-Cap Growth	95,513,657	24,293,203	6,323,050	3,368,430	364,504	102,604,529
TIAA-CREF Large-Cap Value	88,184,265	31,082,550	3,574,000	4,831,281	1,332,145	95,989,407
TIAA-CREF Mid-Cap Growth	4,821,272	1,876,884	560,196	322,085	9,734	4,974,395
TIAA-CREF Mid-Cap Value	4,180,971	2,163,746	132,408	403,891	69,536	5,017,017
TIAA-CREF Money Market	41,882	17	—	—	26	41,899
TIAA-CREF Small-Cap Equity	38,621,332	11,506,607	1,851,808	2,590,805	304,394	39,207,328
	$787,589,307	$253,823,190	$63,271,008	$26,995,119	$12,793,711	$829,639,665
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$5,688,437	$2,923,884	$5,177,492	$(71,228)	$133,573	$3,214,662
TIAA-CREF Emerging Markets Debt	1,380,326	868,127	453,082	(34,853)	60,292	1,665,354
TIAA-CREF Emerging Markets Equity	7,029,644	4,379,875	1,065,240	(210,652)	74,541	8,247,309
TIAA-CREF Enhanced International Equity Index	10,218,870	6,240,389	1,514,632	(188,665)	340,824	12,572,455
TIAA-CREF Enhanced Large-Cap Growth Index	16,643,779	9,306,107	3,105,070	1,705,393	198,588	20,192,074
TIAA-CREF Enhanced Large-Cap Value Index	15,462,422	9,268,229	2,596,192	924,785	400,685	18,760,312
TIAA-CREF Global Natural Resources	1,879,087	1,245,475	329,138	(123,933)	49,759	2,237,388
TIAA-CREF Growth & Income	14,030,132	7,830,050	2,294,846	1,000,535	130,550	16,976,793
TIAA-CREF High-Yield	7,069,044	4,075,621	4,273,412	(600,580)	329,073	5,805,476
TIAA-CREF International Equity	11,073,649	6,980,439	1,947,929	(125,357)	156,921	13,599,430
TIAA-CREF International Opportunities	9,396,288	5,930,709	1,520,291	(80,064)	130,212	11,633,333
TIAA-CREF Large-Cap Growth	17,062,381	8,713,759	3,161,873	665,416	68,019	20,627,502
TIAA-CREF Large-Cap Value	15,835,067	9,754,750	2,667,972	854,374	248,828	19,305,426
TIAA-CREF Mid-Cap Growth	875,505	525,728	178,140	59,298	1,834	1,007,183
TIAA-CREF Mid-Cap Value	753,708	616,861	132,382	71,786	13,056	1,015,435
TIAA-CREF Money Market	6,591	3	—	—	4	6,594
TIAA-CREF Small-Cap Equity	6,923,839	3,800,356	1,163,923	460,448	56,690	7,885,398
	$141,328,769	$82,460,362	$31,581,614	$4,306,703	$2,393,449	$164,752,124
19

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 29, 2016
Lifecycle 2060 Fund
TIAA-CREF Bond Plus	$449,483	$181,319	$542,783	$(11,293)	$9,453	$70,548
TIAA-CREF Emerging Markets Debt	112,388	48,938	44,451	(4,247)	4,539	106,354
TIAA-CREF Emerging Markets Equity	564,891	228,173	103,657	(27,312)	5,665	530,512
TIAA-CREF Enhanced International Equity Index	816,321	329,505	159,984	(27,062)	25,967	809,698
TIAA-CREF Enhanced Large-Cap Growth Index	1,355,454	498,593	337,941	96,748	15,084	1,309,490
TIAA-CREF Enhanced Large-Cap Value Index	1,262,541	482,275	267,994	28,907	30,499	1,216,599
TIAA-CREF Global Natural Resources	154,991	77,353	45,042	(17,885)	3,715	144,174
TIAA-CREF Growth & Income	1,145,214	393,163	239,654	57,290	9,822	1,100,961
TIAA-CREF High-Yield	570,950	243,988	361,862	(48,822)	24,080	372,966
TIAA-CREF International Equity	893,198	364,016	190,257	(19,289)	11,945	876,709
TIAA-CREF International Opportunities	764,702	284,473	138,174	(8,132)	9,915	749,621
TIAA-CREF Large-Cap Growth	1,398,843	437,399	349,218	34,368	5,173	1,337,648
TIAA-CREF Large-Cap Value	1,290,790	512,888	273,696	31,462	18,892	1,250,152
TIAA-CREF Mid-Cap Growth	71,547	26,901	16,617	2,695	139	65,597
TIAA-CREF Mid-Cap Value	61,259	35,579	13,736	3,706	995	66,126
TIAA-CREF Money Market	100	—	—	—	—	100
TIAA-CREF Small-Cap Equity	560,263	212,786	135,709	19,957	4,314	511,266
	$11,472,935	$4,357,349	$3,220,775	$111,091	$180,197	$10,518,521
20

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 29, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$371,505,456	$8,456,932	$(8,211,084)	$245,848
Lifecycle 2010	1,001,424,193	69,348,413	(22,104,966)	47,243,447
Lifecycle 2015	1,764,823,242	5,232,147	(109,166,825)	(103,934,678)
Lifecycle 2020	2,930,850,765	12,028,205	(181,033,383)	(169,005,178)
Lifecycle 2025	2,995,273,924	18,386,428	(193,808,646)	(175,422,218)
Lifecycle 2030	2,872,002,806	25,057,461	(187,512,448)	(162,454,987)
Lifecycle 2035	2,856,420,913	30,191,619	(189,945,297)	(159,753,678)
Lifecycle 2040	3,587,016,329	51,859,735	(244,612,456)	(192,752,721)
Lifecycle 2045	1,455,831,323	15,654,814	(84,429,891)	(68,775,077)
Lifecycle 2050	877,864,965	7,819,822	(56,045,122)	(48,225,300)
Lifecycle 2055	180,703,625	31,451	(15,982,952)	(15,951,501)
Lifecycle 2060	12,194,338	—	(1,675,817)	(1,675,817)
21

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 40.1%
2,201,305	TIAA-CREF Bond Index Fund	$23,994,229
	TOTAL FIXED INCOME	23,994,229

INFLATION-PROTECTED ASSETS - 10.1%
527,959	TIAA-CREF Inflation-Linked Bond Fund	6,008,174
	TOTAL INFLATION-PROTECTED ASSETS	6,008,174

INTERNATIONAL EQUITY - 11.8%
206,269	TIAA-CREF Emerging Markets Equity Index Fund	1,580,018
358,115	TIAA-CREF International Equity Index Fund	5,497,071
	TOTAL INTERNATIONAL EQUITY	7,077,089

SHORT-TERM FIXED INCOME - 10.0%
597,913	TIAA-CREF Short-Term Bond Index Fund	5,979,125
	TOTAL SHORT-TERM FIXED INCOME	5,979,125

U.S. EQUITY - 27.9%
1,172,613	TIAA-CREF Equity Index Fund	16,674,554
	TOTAL U.S. EQUITY	16,674,554

	TOTAL TIAA-CREF FUNDS	59,733,171
	(Cost $57,212,256)

	TOTAL INVESTMENTS - 99.9%	59,733,171
	(Cost $57,212,256)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	84,213
	NET ASSETS - 100.0%	$59,817,384

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.2%
7,453,384	TIAA-CREF Bond Index Fund	$81,241,885
	TOTAL FIXED INCOME	81,241,885

INFLATION-PROTECTED ASSETS - 8.3%
1,508,672	TIAA-CREF Inflation-Linked Bond Fund	17,168,685
	TOTAL INFLATION-PROTECTED ASSETS	17,168,685

INTERNATIONAL EQUITY - 13.2%
798,405	TIAA-CREF Emerging Markets Equity Index Fund	6,115,785
1,384,628	TIAA-CREF International Equity Index Fund	21,254,047
	TOTAL INTERNATIONAL EQUITY	27,369,832

SHORT-TERM FIXED INCOME - 8.3%
1,710,876	TIAA-CREF Short-Term Bond Index Fund	17,108,755
	TOTAL SHORT-TERM FIXED INCOME	17,108,755

U.S. EQUITY - 30.9%
4,502,516	TIAA-CREF Equity Index Fund	64,025,778
	TOTAL U.S. EQUITY	64,025,778

	TOTAL TIAA-CREF FUNDS	206,914,935
	(Cost $190,810,462)

	TOTAL INVESTMENTS - 99.9%	206,914,935
	(Cost $190,810,462)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	208,610
	NET ASSETS - 100.0%	$207,123,545

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 38.2%
12,867,446	TIAA-CREF Bond Index Fund	$140,255,161
	TOTAL FIXED INCOME	140,255,161

INFLATION-PROTECTED ASSETS - 6.3%
2,025,630	TIAA-CREF Inflation-Linked Bond Fund	23,051,669
	TOTAL INFLATION-PROTECTED ASSETS	23,051,669

INTERNATIONAL EQUITY - 14.7%
1,573,749	TIAA-CREF Emerging Markets Equity Index Fund	12,054,920
2,729,324	TIAA-CREF International Equity Index Fund	41,895,122
	TOTAL INTERNATIONAL EQUITY	53,950,042

SHORT-TERM FIXED INCOME - 6.3%
2,297,495	TIAA-CREF Short-Term Bond Index Fund	22,974,953
	TOTAL SHORT-TERM FIXED INCOME	22,974,953

U.S. EQUITY - 34.4%
8,876,276	TIAA-CREF Equity Index Fund	126,220,652
	TOTAL U.S. EQUITY	126,220,652

	TOTAL TIAA-CREF FUNDS	366,452,477
	(Cost $336,864,422)

	TOTAL INVESTMENTS - 99.9%	366,452,477
	(Cost $336,864,422)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	464,488
	NET ASSETS - 100.0%	$366,916,965

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 34.6%
20,380,128	TIAA-CREF Bond Index Fund	$222,143,397
	TOTAL FIXED INCOME	222,143,397

INFLATION-PROTECTED ASSETS - 4.3%
2,411,068	TIAA-CREF Inflation-Linked Bond Fund	27,437,948
	TOTAL INFLATION-PROTECTED ASSETS	27,437,948

INTERNATIONAL EQUITY – 16.9%
3,174,062	TIAA-CREF Emerging Markets Equity Index Fund	24,313,315
5,505,693	TIAA-CREF International Equity Index Fund	84,512,382
	TOTAL INTERNATIONAL EQUITY	108,825,697

SHORT-TERM FIXED INCOME - 4.3%
2,734,210	TIAA-CREF Short-Term Bond Index Fund	27,342,096
	TOTAL SHORT-TERM FIXED INCOME	27,342,096

U.S. EQUITY - 39.7%
17,931,101	TIAA-CREF Equity Index Fund	254,980,253
	TOTAL U.S. EQUITY	254,980,253

	TOTAL TIAA-CREF FUNDS	640,729,391
	(Cost $604,872,821)

	TOTAL INVESTMENTS - 99.8%	640,729,391
	(Cost $604,872,821)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,141,094
	NET ASSETS - 100.0%	$641,870,485

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 30.6%
18,121,208	TIAA-CREF Bond Index Fund	$197,521,167
	TOTAL FIXED INCOME	197,521,167

INFLATION-PROTECTED ASSETS - 2.3%
1,286,800	TIAA-CREF Inflation-Linked Bond Fund	14,643,787
	TOTAL INFLATION-PROTECTED ASSETS	14,643,787

INTERNATIONAL EQUITY - 19.4%
3,645,930	TIAA-CREF Emerging Markets Equity Index Fund	27,927,827
6,322,788	TIAA-CREF International Equity Index Fund	97,054,798
	TOTAL INTERNATIONAL EQUITY	124,982,625

SHORT-TERM FIXED INCOME - 2.3%
1,459,607	TIAA-CREF Short-Term Bond Index Fund	14,596,075
	TOTAL SHORT-TERM FIXED INCOME	14,596,075

U.S. EQUITY - 45.3%
20,556,880	TIAA-CREF Equity Index Fund	292,318,826
	TOTAL U.S. EQUITY	292,318,826

	TOTAL TIAA-CREF FUNDS	644,062,480
	(Cost $608,954,635)

	TOTAL INVESTMENTS - 99.9%	644,062,480
	(Cost $608,954,635)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	954,023
	NET ASSETS - 100.0%	$645,016,503

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 26.6%
16,432,094	TIAA-CREF Bond Index Fund	$179,109,827
	TOTAL FIXED INCOME	179,109,827

INFLATION-PROTECTED ASSETS - 0.3%
154,413	TIAA-CREF Inflation-Linked Bond Fund	1,757,218
	TOTAL INFLATION-PROTECTED ASSETS	1,757,218

INTERNATIONAL EQUITY - 21.8%
4,272,267	TIAA-CREF Emerging Markets Equity Index Fund	32,725,564
7,409,253	TIAA-CREF International Equity Index Fund	113,732,038
	TOTAL INTERNATIONAL EQUITY	146,457,602

SHORT-TERM FIXED INCOME - 0.3%
175,196	TIAA-CREF Short-Term Bond Index Fund	1,751,962
	TOTAL SHORT-TERM FIXED INCOME	1,751,962

U.S. EQUITY – 50.9%
24,095,128	TIAA-CREF Equity Index Fund	342,632,727
	TOTAL U.S. EQUITY	342,632,727

	TOTAL TIAA-CREF FUNDS	671,709,336
	(Cost $633,435,766)

	TOTAL INVESTMENTS - 99.9%	671,709,336
	(Cost $633,435,766)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	809,864
	NET ASSETS - 100.0%	$672,519,200

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 19.1%
11,162,088	TIAA-CREF Bond Index Fund	$121,666,763
	TOTAL FIXED INCOME	121,666,763

INTERNATIONAL EQUITY - 24.2%
4,484,433	TIAA-CREF Emerging Markets Equity Index Fund	34,350,755
7,777,534	TIAA-CREF International Equity Index Fund	119,385,151
	TOTAL INTERNATIONAL EQUITY	153,735,906

U.S. EQUITY - 56.5%
25,300,460	TIAA-CREF Equity Index Fund	359,772,547
	TOTAL U.S. EQUITY	359,772,547

	TOTAL TIAA-CREF FUNDS	635,175,216
	(Cost $596,737,109)

	TOTAL INVESTMENTS - 99.8%	635,175,216
	(Cost $596,737,109)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,046,867
	NET ASSETS - 100.0%	$636,222,083

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 11.1%
7,416,606	TIAA-CREF Bond Index Fund	$80,841,003
	TOTAL FIXED INCOME	80,841,003

INTERNATIONAL EQUITY - 26.6%
5,647,292	TIAA-CREF Emerging Markets Equity Index Fund	43,258,256
9,794,225	TIAA-CREF International Equity Index Fund	150,341,350
	TOTAL INTERNATIONAL EQUITY	193,599,606

U.S. EQUITY - 62.2%
31,857,340	TIAA-CREF Equity Index Fund	453,011,372
	TOTAL U.S. EQUITY	453,011,372

	TOTAL TIAA-CREF FUNDS	727,451,981
	(Cost $677,061,711)

	TOTAL INVESTMENTS - 99.9%	727,451,981
	(Cost $677,061,711)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	572,204
	NET ASSETS - 100.0%	$728,024,185

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 9.0%
3,158,359	TIAA-CREF Bond Index Fund	$34,426,111
	TOTAL FIXED INCOME	34,426,111

INTERNATIONAL EQUITY - 27.3%
3,058,758	TIAA-CREF Emerging Markets Equity Index Fund	23,430,090
5,302,766	TIAA-CREF International Equity Index Fund	81,397,456
	TOTAL INTERNATIONAL EQUITY	104,827,546

U.S. EQUITY - 63.6%
17,183,657	TIAA-CREF Equity Index Fund	244,351,608
	TOTAL U.S. EQUITY	244,351,608

	TOTAL TIAA-CREF FUNDS	383,605,265
	(Cost $376,063,332)

	TOTAL INVESTMENTS - 99.9%	383,605,265
	(Cost $376,063,332)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	500,454
	NET ASSETS - 100.0%	$384,105,719

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 7.7%
1,848,975	TIAA-CREF Bond Index Fund	$20,153,825
	TOTAL FIXED INCOME	20,153,825

INTERNATIONAL EQUITY - 27.6%
2,110,619	TIAA-CREF Emerging Markets Equity Index Fund	16,167,339
3,659,200	TIAA-CREF International Equity Index Fund	56,168,713
	TOTAL INTERNATIONAL EQUITY	72,336,052

U.S. EQUITY - 64.5%
11,862,643	TIAA-CREF Equity Index Fund	168,686,790
	TOTAL U.S. EQUITY	168,686,790

	TOTAL TIAA-CREF FUNDS	261,176,667
	(Cost $257,739,531)

	TOTAL INVESTMENTS - 99.8%	261,176,667
	(Cost $257,739,531)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	510,131
	NET ASSETS - 100.0%	$261,686,798

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 6.4%
328,402	TIAA-CREF Bond Index Fund	$3,579,580
	TOTAL FIXED INCOME	3,579,580

INTERNATIONAL EQUITY - 28.1%
454,718	TIAA-CREF Emerging Markets Equity Index Fund	3,483,141
788,159	TIAA-CREF International Equity Index Fund	12,098,239
	TOTAL INTERNATIONAL EQUITY	15,581,380

U.S. EQUITY - 65.3%
2,549,284	TIAA-CREF Equity Index Fund	36,250,816
	TOTAL U.S. EQUITY	36,250,816

	TOTAL TIAA-CREF FUNDS	55,411,776
	(Cost $55,180,811)

	TOTAL INVESTMENTS - 99.8%	55,411,776
	(Cost $55,180,811)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	139,343
	NET ASSETS - 100.0%	$55,551,119

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 5.2%
48,100	TIAA-CREF Bond Index Fund	$524,292
	TOTAL FIXED INCOME	524,292

INTERNATIONAL EQUITY - 28.2%
83,102	TIAA-CREF Emerging Markets Equity Index Fund	636,563
144,233	TIAA-CREF International Equity Index Fund	2,213,984
	TOTAL INTERNATIONAL EQUITY	2,850,547

U.S. EQUITY - 66.4%
471,373	TIAA-CREF Equity Index Fund	6,702,928
	TOTAL U.S. EQUITY	6,702,928

	TOTAL TIAA-CREF FUNDS	10,077,767
	(Cost $11,128,023)

	TOTAL INVESTMENTS - 99.8%	10,077,767
	(Cost $11,128,023)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	24,407
	NET ASSETS - 100.0%	$10,102,174

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Funds expect to adopt the ASU for the May 31, 2016 annual report. Management is currently evaluating the impact of the ASU’s adoption on the Funds’ financial statements and notes disclosures and do not anticipate that the adoption of this update will have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 29, 2016, there were no transfers between levels by the Funds.

As of February 29, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 29, 2016
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$23,538,355	$11,274,927	$10,814,376	$(31,238)	$422,707	$23,994,229
TIAA-CREF Emerging Markets Equity Index	1,280,745	1,021,762	289,668	(67,411)	34,202	1,580,018
TIAA-CREF Equity Index	13,249,909	7,996,953	2,813,949	95,227	311,892	16,674,554
TIAA-CREF Inflation-Linked Bond	4,733,065	2,547,572	1,239,423	(44,208)	18,502	6,008,174
TIAA-CREF Short-Term Bond Index	—	6,927,047	936,037	(3,096)	20,102	5,979,125
TIAA-CREF International Equity Index	4,252,414	3,113,242	769,943	(79,336)	154,358	5,497,071
	$47,054,488	$32,881,503	$16,863,396	$(130,062)	$961,763	$59,733,171
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$87,913,710	$20,794,546	$27,411,888	$(17,932)	$1,462,888	$81,241,885
TIAA-CREF Emerging Markets Equity Index	5,780,066	2,971,650	844,142	(202,984)	138,512	6,115,785
TIAA-CREF Equity Index	59,468,910	20,446,453	8,591,011	549,375	1,265,887	64,025,778
TIAA-CREF Inflation-Linked Bond	14,900,125	4,479,001	2,108,422	(130,420)	55,018	17,168,685
TIAA-CREF Short-Term Bond Index	—	18,390,750	1,250,855	(2,570)	57,682	17,108,755
TIAA-CREF International Equity Index	19,232,104	8,550,778	2,077,272	(214,596)	626,612	21,254,047
	$187,294,915	$75,633,178	$42,283,590	$(19,127)	$3,606,599	$206,914,935
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$149,848,729	$30,684,051	$40,167,162	$(161,776)	$2,496,083	$140,255,161
TIAA-CREF Emerging Markets Equity Index	11,711,932	5,216,952	1,333,366	(284,228)	272,100	12,054,920
TIAA-CREF Equity Index	120,391,640	34,259,256	14,064,184	1,375,519	2,481,554	126,220,652
TIAA-CREF Inflation-Linked Bond	20,233,907	5,737,759	2,779,484	(234,890)	73,224	23,051,669
TIAA-CREF Short-Term Bond Index	—	24,473,812	1,456,861	(2,739)	77,283	22,974,953
TIAA-CREF International Equity Index	38,969,408	14,875,291	3,159,449	(220,069)	1,229,860	41,895,122
	$341,155,616	$115,247,121	$62,960,506	$471,817	$6,630,104	$366,452,477
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$210,926,497	$60,019,697	$48,817,128	$(344,813)	$3,717,714	$222,143,397
TIAA-CREF Emerging Markets Equity Index	22,121,864	10,990,981	1,889,163	(526,703)	538,722	24,313,315
TIAA-CREF Equity Index	227,415,832	75,227,612	19,205,478	2,352,524	4,923,371	254,980,253
TIAA-CREF Inflation-Linked Bond	22,103,475	8,045,150	2,578,777	(263,157)	84,831	27,437,948
TIAA-CREF Short-Term Bond Index	—	28,819,343	1,432,306	(2,555)	89,136	27,342,096
TIAA-CREF International Equity Index	73,479,642	31,998,386	3,677,902	(363,767)	2,437,183	84,512,382
	$556,047,310	$215,101,169	$77,600,754	$851,529	$11,790,957	$640,729,391
14

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 29, 2016
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$177,819,801	$49,936,833	$30,301,635	$(166,407)	$3,231,042	$197,521,167
TIAA-CREF Emerging Markets Equity Index	25,064,096	11,901,041	1,159,378	(269,681)	622,035	27,927,827
TIAA-CREF Equity Index	258,431,516	79,451,323	12,750,040	3,067,512	5,684,036	292,318,826
TIAA-CREF Inflation-Linked Bond	11,013,110	4,651,006	963,807	(101,501)	44,699	14,643,787
TIAA-CREF Short-Term Bond Index	—	15,148,833	530,616	(676)	46,882	14,596,075
TIAA-CREF International Equity Index	83,258,784	35,613,149	1,973,563	(179,407)	2,814,068	97,054,798
	$555,587,307	$196,702,185	$47,679,039	$2,349,840	$12,442,762	$644,062,480
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$151,635,949	$45,663,800	$18,290,830	$(37,165)	$2,853,548	$179,109,827
TIAA-CREF Emerging Markets Equity Index	29,563,063	13,303,851	829,381	(240,936)	730,399	32,725,564
TIAA-CREF Equity Index	304,305,967	89,283,778	12,096,934	3,711,876	6,668,293	342,632,727
TIAA-CREF Inflation-Linked Bond	—	1,750,768	7,670	(103)	3,581	1,757,218
TIAA-CREF Short-Term Bond Index	—	1,756,549	4,756	22	3,855	1,751,962
TIAA-CREF International Equity Index	98,150,767	40,771,122	1,818,629	(187,568)	3,299,037	113,732,038
	$583,655,746	$192,529,868	$33,048,200	$3,246,126	$13,558,713	$671,709,336
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$98,861,355	$34,026,285	$11,323,261	$(681)	$1,923,058	$121,666,763
TIAA-CREF Emerging Markets Equity Index	30,908,365	14,148,004	779,517	(285,272)	781,497	34,350,755
TIAA-CREF Equity Index	317,806,845	93,328,276	9,794,186	3,953,845	7,130,673	359,772,547
TIAA-CREF International Equity Index	102,603,196	42,607,008	935,757	(88,366)	3,527,423	119,385,151
	$550,179,761	$184,109,573	$22,832,721	$3,579,526	$13,362,651	$635,175,216
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$63,934,195	$23,303,088	$6,484,876	$37,779	$1,265,836	$80,841,003
TIAA-CREF Emerging Markets Equity Index	39,423,423	17,060,181	502,016	(185,445)	999,226	43,258,256
TIAA-CREF Equity Index	404,023,770	110,410,098	8,079,721	5,206,231	9,106,449	453,011,372
TIAA-CREF International Equity Index	130,860,435	51,814,966	538,794	(122,653)	4,505,177	150,341,350
	$638,241,823	$202,588,333	$15,605,407	$4,935,912	$15,876,688	$727,451,981
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$31,383,152	$12,100,081	$9,069,425	$(70,773)	$614,795	$34,426,111
TIAA-CREF Emerging Markets Equity Index	19,439,089	11,256,840	751,772	(273,991)	522,120	23,430,090
TIAA-CREF Equity Index	197,702,671	79,073,796	4,619,549	2,573,043	4,770,394	244,351,608
TIAA-CREF International Equity Index	64,523,003	34,633,546	1,210,475	(234,272)	2,362,516	81,397,456
	$313,047,915	$137,064,263	$15,651,221	$1,994,007	$8,269,825	$383,605,265
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$20,697,309	$8,356,599	$8,896,573	$(59,949)	$406,624	$20,153,825
TIAA-CREF Emerging Markets Equity Index	12,815,587	7,904,850	187,269	(80,108)	353,756	16,167,339
TIAA-CREF Equity Index	130,839,226	59,010,838	2,409,157	1,823,015	3,228,065	168,686,790
TIAA-CREF International Equity Index	42,538,415	25,184,936	390,459	(88,424)	1,597,567	56,168,713
	$206,890,537	$100,457,223	$11,883,458	$1,594,534	$5,586,012	$261,176,667
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$4,941,017	$2,412,876	$3,759,676	$(18,052)	$87,318	$3,579,580
TIAA-CREF Emerging Markets Equity Index	3,059,841	2,147,651	787,973	(198,245)	71,241	3,483,141
TIAA-CREF Equity Index	31,194,534	17,293,601	8,311,440	199,976	651,129	36,250,816
TIAA-CREF International Equity Index	10,156,407	6,905,840	2,562,994	(227,432)	322,295	12,098,239
	$49,351,799	$28,759,968	$15,422,083	$(243,753)	$1,131,983	$55,411,776
Lifecycle Index 2060 Fund
TIAA-CREF Bond Index	$1,075,600	$165,541	$712,859	$81,262	$(61,594)	$524,292
TIAA-CREF Emerging Markets Equity Index	658,474	219,393	49,802	(11,101)	14,366	636,563
TIAA-CREF Equity Index	6,766,318	1,246,179	516,820	(9,144)	211,630	6,702,928
TIAA-CREF International Equity Index	2,188,453	623,100	121,739	(13,950)	63,320	2,213,984
	$10,688,845	$2,254,213	$1,401,220	$47,067	$227,722	$10,077,767

a	Includes realized gain distributions received.
15

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 29, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$57,212,256	$3,302,651	$(781,736)	$2,520,915
Lifecycle Index 2010	190,810,462	18,675,140	(2,570,667)	16,104,473
Lifecycle Index 2015	336,864,422	35,100,421	(5,512,366)	29,588,055
Lifecycle Index 2020	604,872,821	49,506,388	(13,649,818)	35,856,570
Lifecycle Index 2025	608,954,635	51,810,089	(16,702,244)	35,107,845
Lifecycle Index 2030	633,435,766	58,499,729	(20,226,159)	38,273,570
Lifecycle Index 2035	596,737,109	60,349,621	(21,911,514)	38,438,107
Lifecycle Index 2040	677,061,711	78,320,486	(27,930,216)	50,390,270
Lifecycle Index 2045	376,063,332	23,702,162	(16,160,229)	7,541,933
Lifecycle Index 2050	257,739,531	14,600,774	(11,163,638)	3,437,136
Lifecycle Index 2055	55,180,811	2,561,416	(2,330,451)	230,965
Lifecycle Index 2060	11,128,023	5,524	(1,055,780)	(1,050,256)
16

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 98.6%(a)

FIXED INCOME - 39.5%
878,097	TIAA-CREF Bond Fund	$9,079,519
952,282	TIAA-CREF Bond Plus Fund	9,827,555
86,658	TIAA-CREF High-Yield Fund	750,456
	TOTAL FIXED INCOME	19,657,530

INTERNATIONAL EQUITY - 6.5%
77,472	TIAA-CREF Emerging Markets Equity Fund	608,154
101,335	TIAA-CREF Enhanced International Equity Index Fund	638,409
22,358	TIAA-CREF Global Natural Resources Fund	141,753
114,948	TIAA-CREF International Equity Fund	1,106,954
80,155	TIAA-CREF International Opportunities Fund	738,225
	TOTAL INTERNATIONAL EQUITY	3,233,495

SHORT-TERM FIXED INCOME - 39.5%
2,995	TIAA-CREF Money Market Fund	2,995
1,903,747	TIAA-CREF Short-Term Bond Fund	19,627,633
	TOTAL SHORT-TERM FIXED INCOME	19,630,628

U.S. EQUITY - 13.1%
57,074	TIAA-CREF Enhanced Large-Cap Growth Index Fund	581,581
62,960	TIAA-CREF Enhanced Large-Cap Value Index Fund	535,787
134,878	TIAA-CREF Growth & Income Fund	1,433,757
121,339	TIAA-CREF Large-Cap Growth Fund	1,742,435
109,707	TIAA-CREF Large-Cap Value Fund	1,632,436
3,048	TIAA-CREF Mid-Cap Growth Fund	53,100
2,801	TIAA-CREF Mid-Cap Value Fund	53,913
34,719	TIAA-CREF Small-Cap Equity Fund	499,606
	TOTAL U.S. EQUITY	6,532,615

	TOTAL TIAA-CREF FUNDS	49,054,268
	(Cost $50,064,004)

	TOTAL INVESTMENTS - 98.6%	49,054,268
	(Cost $50,064,004)
	OTHER ASSETS & LIABILITIES, NET - 1.4%	684,537
	NET ASSETS - 100.0%	$49,738,805

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 40.2%
1,010,452	TIAA-CREF Bond Fund	$10,448,076
3,581,167	TIAA-CREF Bond Plus Fund	36,957,643
217,263	TIAA-CREF High-Yield Fund	1,881,494
	TOTAL FIXED INCOME	49,287,213

INTERNATIONAL EQUITY - 13.1%
385,420	TIAA-CREF Emerging Markets Equity Fund	3,025,550
502,308	TIAA-CREF Enhanced International Equity Index Fund	3,164,542
110,717	TIAA-CREF Global Natural Resources Fund	701,943
571,747	TIAA-CREF International Equity Fund	5,505,923
398,109	TIAA-CREF International Opportunities Fund	3,666,586
	TOTAL INTERNATIONAL EQUITY	16,064,544

SHORT-TERM FIXED INCOME - 20.0%
4,724	TIAA-CREF Money Market Fund	4,724
2,383,338	TIAA-CREF Short-Term Bond Fund	24,572,217
	TOTAL SHORT-TERM FIXED INCOME	24,576,941

U.S. EQUITY - 26.7%
286,094	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,915,294
315,629	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,686,002
675,915	TIAA-CREF Growth & Income Fund	7,184,980
609,219	TIAA-CREF Large-Cap Growth Fund	8,748,384
549,834	TIAA-CREF Large-Cap Value Fund	8,181,529
15,289	TIAA-CREF Mid-Cap Growth Fund	266,331
14,058	TIAA-CREF Mid-Cap Value Fund	270,610
173,956	TIAA-CREF Small-Cap Equity Fund	2,503,229
	TOTAL U.S. EQUITY	32,756,359

	TOTAL TIAA-CREF FUNDS	122,685,057
	(Cost $127,945,875)

	TOTAL INVESTMENTS - 100.0%	122,685,057
	(Cost $127,945,875)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	48,036
	NET ASSETS - 100.0%	$122,733,093

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 40.0%
6,122,754	TIAA-CREF Bond Plus Fund	$63,186,818
289,721	TIAA-CREF High-Yield Fund	2,508,988
	TOTAL FIXED INCOME	65,695,806

INTERNATIONAL EQUITY - 19.0%
709,485	TIAA-CREF Emerging Markets Equity Fund	5,569,459
1,008,704	TIAA-CREF Enhanced International Equity Index Fund	6,354,832
223,240	TIAA-CREF Global Natural Resources Fund	1,415,342
1,096,153	TIAA-CREF International Equity Fund	10,555,954
800,187	TIAA-CREF International Opportunities Fund	7,369,718
	TOTAL INTERNATIONAL EQUITY	31,265,305

SHORT-TERM FIXED INCOME - 0.0%
6,348	TIAA-CREF Money Market Fund	6,348
	TOTAL SHORT-TERM FIXED INCOME	6,348

U.S. EQUITY - 40.5%
596,574	TIAA-CREF Enhanced Large-Cap Growth Index Fund	6,079,085
661,010	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,625,192
1,351,162	TIAA-CREF Growth & Income Fund	14,362,855
1,216,877	TIAA-CREF Large-Cap Growth Fund	17,474,350
1,098,446	TIAA-CREF Large-Cap Value Fund	16,344,881
44,722	TIAA-CREF Mid-Cap Growth Fund	779,053
40,946	TIAA-CREF Mid-Cap Value Fund	788,209
347,918	TIAA-CREF Small-Cap Equity Fund	5,006,536
	TOTAL U.S. EQUITY	66,460,161

	TOTAL TIAA-CREF FUNDS	163,427,620
	(Cost $174,390,144)

	TOTAL INVESTMENTS - 99.5%	163,427,620
	(Cost $174,390,144)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	869,658
	NET ASSETS - 100.0%	$164,297,278

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 20.1%
1,313,840	TIAA-CREF Bond Plus Fund	$13,558,826
129,310	TIAA-CREF High-Yield Fund	1,119,827
	TOTAL FIXED INCOME	14,678,653

INTERNATIONAL EQUITY - 25.1%
402,817	TIAA-CREF Emerging Markets Equity Fund	3,162,110
598,363	TIAA-CREF Enhanced International Equity Index Fund	3,769,687
132,251	TIAA-CREF Global Natural Resources Fund	838,473
635,898	TIAA-CREF International Equity Fund	6,123,697
474,724	TIAA-CREF International Opportunities Fund	4,372,209
	TOTAL INTERNATIONAL EQUITY	18,266,176

SHORT-TERM FIXED INCOME - 0.0%
3,307	TIAA-CREF Money Market Fund	3,307
	TOTAL SHORT-TERM FIXED INCOME	3,307

U.S. EQUITY - 54.7%
361,974	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,688,511
401,243	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,414,579
803,827	TIAA-CREF Growth & Income Fund	8,544,677
725,302	TIAA-CREF Large-Cap Growth Fund	10,415,337
655,838	TIAA-CREF Large-Cap Value Fund	9,758,865
30,978	TIAA-CREF Mid-Cap Growth Fund	539,640
28,257	TIAA-CREF Mid-Cap Value Fund	543,945
206,826	TIAA-CREF Small-Cap Equity Fund	2,976,222
	TOTAL U.S. EQUITY	39,881,776

	TOTAL TIAA-CREF FUNDS	72,829,912
	(Cost $77,212,003)

	TOTAL INVESTMENTS - 99.9%	72,829,912
	(Cost $77,212,003)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	91,537
	NET ASSETS - 100.0%	$72,921,449

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

INTERNATIONAL EQUITY - 31.0%
265,579	TIAA-CREF Emerging Markets Equity Fund	$2,084,796
406,340	TIAA-CREF Enhanced International Equity Index Fund	2,559,943
88,905	TIAA-CREF Global Natural Resources Fund	563,657
424,991	TIAA-CREF International Equity Fund	4,092,664
321,583	TIAA-CREF International Opportunities Fund	2,961,776
	TOTAL INTERNATIONAL EQUITY	12,262,836

SHORT-TERM FIXED INCOME - 0.0%
4,050	TIAA-CREF Money Market Fund	4,050
	TOTAL SHORT-TERM FIXED INCOME	4,050

U.S. EQUITY - 68.8%
248,911	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,536,406
276,163	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,350,147
546,923	TIAA-CREF Growth & Income Fund	5,813,790
492,420	TIAA-CREF Large-Cap Growth Fund	7,071,146
444,984	TIAA-CREF Large-Cap Value Fund	6,621,355
22,761	TIAA-CREF Mid-Cap Growth Fund	396,505
20,752	TIAA-CREF Mid-Cap Value Fund	399,478
140,701	TIAA-CREF Small-Cap Equity Fund	2,024,685
	TOTAL U.S. EQUITY	27,213,512

	TOTAL TIAA-CREF FUNDS	39,480,398
	(Cost $40,245,873)

	TOTAL INVESTMENTS - 99.8%	39,480,398
	(Cost $40,245,873)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	79,195
	NET ASSETS - 100.0%	$39,559,593

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Funds expect to adopt the ASU for the May 31, 2016 annual report. Management is currently evaluating the impact of the ASU’s adoption on the Funds’ financial statements and notes disclosures and do not anticipate that the adoption of this update will have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 29, 2016, there were no transfers between levels by the Funds.

As of February 29, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	February 29, 2016
Lifestyle Income Fund
TIAA-CREF Bond	$10,536,070	$1,891,787	$3,129,874	$69,264	$205,499	$9,079,519
TIAA-CREF Bond Plus	11,035,052	2,021,942	2,866,721	64,803	242,662	9,827,555
TIAA-CREF Emerging Markets Equity	700,071	283,182	189,390	(23,783)	5,868	608,154
TIAA-CREF Enhanced International Equity Index	708,588	258,850	191,109	(13,447)	18,510	638,409
TIAA-CREF Enhanced Large-Cap Growth Index	671,160	218,188	227,650	57,086	6,123	581,581
TIAA-CREF Enhanced Large-Cap Value Index	617,951	225,137	200,292	24,652	12,274	535,787
TIAA-CREF Global Natural Resources	165,574	80,280	61,795	(11,705)	3,354	141,753
TIAA-CREF Growth & Income	1,655,285	514,744	502,566	106,305	13,278	1,433,757
TIAA-CREF High-Yield	565,614	405,510	144,891	(10,219)	25,269	750,456
TIAA-CREF International Equity	1,223,092	548,448	429,692	(19,506)	13,689	1,106,954
TIAA-CREF International Opportunities	827,472	331,136	260,553	(8,965)	8,818	738,225
TIAA-CREF Large-Cap Growth	2,012,844	601,437	705,101	125,655	6,162	1,742,435
TIAA-CREF Large-Cap Value	1,866,212	701,582	593,086	69,705	22,565	1,632,436
TIAA-CREF Mid-Cap Growth	70,314	39,838	44,017	856	106	53,100
TIAA-CREF Mid-Cap Value	54,659	47,686	34,693	2,008	742	53,913
TIAA-CREF Money Market	2,993	2	—	—	2	2,995
TIAA-CREF Short-Term Bond	22,176,351	3,709,913	6,109,894	(31,468)	264,854	19,627,633
TIAA-CREF Small-Cap Equity	611,134	228,554	225,664	36,203	3,851	499,606
	$55,500,436	$12,108,216	$15,916,988	$437,444	$853,626	$49,054,268
Lifestyle Conservative Fund
TIAA-CREF Bond	$10,281,719	$3,364,990	$2,968,104	$83,640	$224,891	$10,448,076
TIAA-CREF Bond Plus	34,166,169	10,680,142	6,647,078	284,127	844,372	36,957,643
TIAA-CREF Emerging Markets Equity	2,868,128	1,448,527	449,998	(69,428)	29,770	3,025,550
TIAA-CREF Enhanced International Equity Index	2,905,381	1,404,925	498,132	(41,477)	94,258	3,164,542
TIAA-CREF Enhanced Large-Cap Growth Index	2,751,095	1,195,569	624,315	271,089	31,139	2,915,294
TIAA-CREF Enhanced Large-Cap Value Index	2,535,443	1,191,670	522,309	146,351	62,512	2,686,002
TIAA-CREF Global Natural Resources	679,681	378,319	162,538	(30,623)	17,037	701,943
TIAA-CREF Growth & Income	6,788,855	2,895,631	1,337,043	455,386	61,830	7,184,980
TIAA-CREF High-Yield	1,165,973	1,060,531	167,969	(12,023)	58,870	1,881,494
TIAA-CREF International Equity	5,034,350	2,616,888	1,040,706	(84,392)	69,346	5,505,923
TIAA-CREF International Opportunities	3,392,743	1,675,685	653,813	(33,400)	44,826	3,666,586
TIAA-CREF Large-Cap Growth	8,246,311	3,353,445	1,986,119	344,207	31,270	8,748,384
TIAA-CREF Large-Cap Value	7,648,592	3,847,507	1,655,490	356,350	114,269	8,181,529
TIAA-CREF Mid-Cap Growth	285,197	173,691	128,110	9,954	539	266,331
TIAA-CREF Mid-Cap Value	226,064	190,293	80,042	16,709	3,857	270,610
TIAA-CREF Money Market	4,722	2	—	—	2	4,724
TIAA-CREF Short-Term Bond	22,765,641	7,272,498	5,300,968	(28,940)	306,635	24,572,217
TIAA-CREF Small-Cap Equity	2,509,500	1,124,948	559,857	142,616	19,532	2,503,229
	$114,255,564	$43,875,261	$24,782,591	$1,810,146	$2,014,955	$122,685,057
7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	February 29, 2016
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$58,693,339	$17,415,336	$10,794,499	$442,328	$1,427,184	$63,186,818
TIAA-CREF Emerging Markets Equity	5,246,545	2,337,317	464,704	(85,173)	54,407	5,569,459
TIAA-CREF Enhanced International Equity Index	5,757,794	2,317,658	423,640	(39,690)	187,470	6,354,832
TIAA-CREF Enhanced Large-Cap Growth Index	5,681,368	2,073,453	807,525	560,440	64,704	6,079,085
TIAA-CREF Enhanced Large-Cap Value Index	5,252,833	2,085,278	610,299	328,010	130,173	5,625,192
TIAA-CREF Global Natural Resources	1,354,249	683,708	233,033	(66,948)	34,058	1,415,342
TIAA-CREF Growth & Income	13,467,074	4,874,092	1,600,290	907,305	120,075	14,362,855
TIAA-CREF High-Yield	1,546,792	1,383,864	188,498	(14,263)	76,833	2,508,988
TIAA-CREF International Equity	9,541,996	4,211,604	1,078,163	(111,163)	132,381	10,555,954
TIAA-CREF International Opportunities	6,728,451	2,735,305	603,111	(41,331)	89,303	7,369,718
TIAA-CREF Large-Cap Growth	16,374,656	5,336,317	2,408,635	605,454	62,407	17,474,350
TIAA-CREF Large-Cap Value	15,171,643	6,413,408	1,882,029	739,430	228,556	16,344,881
TIAA-CREF Mid-Cap Growth	774,729	347,983	156,222	49,131	1,572	779,053
TIAA-CREF Mid-Cap Value	671,942	395,517	86,368	62,507	11,165	788,209
TIAA-CREF Money Market	6,346	2	—	—	2	6,348
TIAA-CREF Small-Cap Equity	4,911,169	1,875,487	623,657	337,921	38,984	5,006,536
	$151,180,926	$54,486,329	$21,960,673	$3,673,958	$2,659,274	$163,427,620
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$14,839,300	$4,643,921	$5,404,669	$31,578	$341,486	$13,558,826
TIAA-CREF Emerging Markets Equity	3,471,457	1,359,492	693,073	(131,014)	31,981	3,162,110
TIAA-CREF Enhanced International Equity Index	3,965,121	1,417,880	775,247	(77,131)	114,879	3,769,687
TIAA-CREF Enhanced Large-Cap Growth Index	3,997,822	1,203,447	968,637	354,682	40,547	3,688,511
TIAA-CREF Enhanced Large-Cap Value Index	3,700,328	1,289,725	864,937	177,460	81,761	3,414,579
TIAA-CREF Global Natural Resources	933,035	421,737	259,198	(63,419)	20,805	838,473
TIAA-CREF Growth & Income	9,287,264	2,881,281	2,142,246	518,540	79,401	8,544,677
TIAA-CREF High-Yield	803,201	657,045	226,811	(16,324)	37,470	1,119,827
TIAA-CREF International Equity	6,406,922	2,558,225	1,500,806	(119,427)	78,842	6,123,697
TIAA-CREF International Opportunities	4,646,442	1,659,143	969,198	(53,865)	55,285	4,372,209
TIAA-CREF Large-Cap Growth	11,297,237	3,213,599	3,000,322	439,761	38,320	10,415,337
TIAA-CREF Large-Cap Value	10,473,631	3,981,064	2,563,701	377,905	140,021	9,758,865
TIAA-CREF Mid-Cap Growth	617,340	211,644	153,934	33,781	1,113	539,640
TIAA-CREF Mid-Cap Value	539,559	287,436	140,177	37,671	7,955	543,945
TIAA-CREF Money Market	3,306	1	—	—	1	3,307
TIAA-CREF Small-Cap Equity	3,399,638	1,161,383	870,467	172,929	23,967	2,976,222
	$78,381,603	$26,947,023	$20,533,423	$1,683,127	$1,093,834	$72,829,912
8

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	February 29, 2016
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,963,104	$800,016	$951,962	$(104,363)	$22,161	$2,084,796
TIAA-CREF Enhanced International Equity Index	3,466,391	893,041	1,167,225	(70,268)	81,886	2,559,943
TIAA-CREF Enhanced Large-Cap Growth Index	3,520,366	758,641	1,320,821	264,746	29,226	2,536,406
TIAA-CREF Enhanced Large-Cap Value Index	3,273,584	662,484	1,037,341	112,090	58,926	2,350,147
TIAA-CREF Global Natural Resources	818,455	280,672	334,337	(49,364)	14,787	563,657
TIAA-CREF Growth & Income	8,120,155	1,598,388	2,774,884	391,185	61,080	5,813,790
TIAA-CREF International Equity	5,611,073	1,449,127	1,956,268	(87,708)	55,445	4,092,664
TIAA-CREF International Opportunities	4,053,797	1,013,147	1,379,198	(48,031)	39,344	2,961,776
TIAA-CREF Large-Cap Growth	9,893,858	1,707,956	3,686,488	443,685	27,304	7,071,146
TIAA-CREF Large-Cap Value	9,120,254	2,063,203	2,925,670	284,657	99,899	6,621,355
TIAA-CREF Mid-Cap Growth	584,714	138,877	216,986	20,137	857	396,505
TIAA-CREF Mid-Cap Value	511,717	159,534	155,282	29,375	6,093	399,478
TIAA-CREF Money Market	4,048	2	—	—	2	4,050
TIAA-CREF Small-Cap Equity	2,999,842	553,971	1,001,151	101,418	17,093	2,024,685
	$54,941,358	$12,079,059	$18,907,613	$1,287,559	$514,103	$39,480,398

Note 4—investments

Net unrealized appreciation (depreciation): At February 29, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$50,064,004	$81,086	$(1,090,822)	$(1,009,736)
Lifestyle Conservative	127,945,875	248,994	(5,509,812)	(5,260,818)
Lifestyle Moderate	174,390,144	249,884	(11,212,408)	(10,962,524)
Lifestyle Growth	77,212,003	465,692	(4,847,783)	(4,382,091)
Lifestyle Aggressive Growth	40,245,873	1,040,151	(1,805,626)	(765,475)
9

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 29, 2016

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 40.1%
26,531,305	TIAA-CREF Bond Plus Fund	$273,803,071
1,251,652	TIAA-CREF High-Yield Fund	10,839,309
	TOTAL FIXED INCOME	284,642,380

INTERNATIONAL EQUITY - 19.1%
3,071,973	TIAA-CREF Emerging Markets Equity Fund	24,114,984
5,444,740	TIAA-CREF Enhanced International Equity Index Fund	34,301,862
962,514	TIAA-CREF Global Natural Resources Fund	6,102,338
4,039,374	TIAA-CREF International Equity Fund	38,899,175
3,438,695	TIAA-CREF International Opportunities Fund	31,670,379
	TOTAL INTERNATIONAL EQUITY	135,088,738

SHORT-TERM FIXED INCOME - 0.0%
73,562	TIAA-CREF Money Market Fund	73,562
	TOTAL SHORT-TERM FIXED INCOME	73,562

U.S. EQUITY - 40.7%
5,394,486	TIAA-CREF Enhanced Large-Cap Growth Index Fund	54,969,815
5,980,602	TIAA-CREF Enhanced Large-Cap Value Index Fund	50,894,924
4,385,019	TIAA-CREF Growth & Income Fund	46,612,748
3,958,243	TIAA-CREF Large-Cap Growth Fund	56,840,365
3,582,225	TIAA-CREF Large-Cap Value Fund	53,303,513
114,045	TIAA-CREF Mid-Cap Growth Fund	1,986,656
105,750	TIAA-CREF Mid-Cap Value Fund	2,035,680
1,505,570	TIAA-CREF Small-Cap Equity Fund	21,665,151
	TOTAL U.S. EQUITY	288,308,852

	TOTAL TIAA-CREF FUNDS	708,113,532
	(Cost $696,828,404)

	TOTAL INVESTMENTS - 99.9%	708,113,532
	(Cost $696,828,404)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	853,145
	NET ASSETS - 100.0%	$708,966,677

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products.  The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Fund expects to adopt the ASU for the May 31, 2016 annual report. Management is currently evaluating the impact of the ASU’s adoption on the Fund’s financial statements and notes disclosures and do not anticipate that the adoption of this update will have a material impact on the Fund’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 29, 2016, there were no transfers between levels by the Fund.

As of February 29, 2016, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2015	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 29, 2016
TIAA CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$304,014,809	$27,479,838	$47,415,733	$2,388,052	$6,681,724	$273,803,071
TIAA-CREF Emerging Markets Equity	27,192,393	5,541,953	1,177,121	24,594	—	24,114,984
TIAA-CREF Enhanced International Equity Index	37,321,504	5,940,288	1,404,234	934,383	—	34,301,862
TIAA-CREF Enhanced Large-Cap Growth Index	61,026,641	9,150,803	6,820,019	6,683,649	—	54,969,815
TIAA-CREF Enhanced Large-Cap Value Index	57,004,112	9,055,260	4,364,078	4,519,685	—	50,894,924
TIAA-CREF Global Natural Resources	7,118,834	1,662,047	808,053	(7,885)	—	6,102,338
TIAA-CREF Growth & Income	52,517,958	7,187,729	4,838,694	3,709,688	269,530	46,612,748
TIAA-CREF High-Yield	7,966,678	4,566,754	598,090	(55,816)	355,580	10,839,309
TIAA-CREF International Equity	41,836,665	8,743,179	3,200,095	137,836	—	38,899,175
TIAA-CREF International Opportunities	35,059,811	6,407,959	2,849,934	278,055	—	31,670,379
TIAA-CREF Large-Cap Growth	63,272,842	8,945,842	9,081,880	3,783,371	—	56,840,365
TIAA-CREF Large-Cap Value	58,958,824	11,865,336	5,597,742	3,607,865	—	53,303,513
TIAA-CREF Mid-Cap Growth	2,423,962	456,252	376,185	142,261	—	1,986,656
TIAA-CREF Mid-Cap Value	2,018,102	891,398	337,809	186,998	—	2,035,680
TIAA-CREF Money Market	73,544	18	—	—	45	73,562
TIAA-CREF Small-Cap Equity	25,445,414	5,286,985	3,722,012	1,896,304	—	21,665,151
	$783,252,093	$113,181,641	$92,591,679	$28,229,040	$7,306,879	$708,113,532

Note 4-investments

Net unrealized appreciation (depreciation): At February 29, 2016, the cost of portfolio investments for federal income tax purposes was $696,828,404. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $11,285,128, consisting of gross unrealized appreciation of $37,009,135, and gross unrealized depreciation of $(25,724,007).

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: April 13, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: April 13, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated: April 13, 2016	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer